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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

     REGISTRATION STATEMENT (NO. 33-56443) UNDER THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.


                         POST-EFFECTIVE AMENDMENT NO. 14


                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 23


                             VANGUARD HORIZON FUNDS
         (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                      P.O. BOX 2600, VALLEY FORGE, PA 19482
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482



                IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE
          ON FEBRUARY 28, 2002, PURSUANT TO PARAGRAPH (B) OF RULE 485.


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VANGUARD CAPITAL OPPORTUNITY FUND

INVESTOR SHARES AND ADMIRAL SHARES


FEBRUARY 28, 2002


This prospectus
contains financial data
for the Fund through
the fiscal year ended
October 31, 2001.








Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                                    [THE VANGUARD GROUP(R) LOGO]

VANGUARD CAPITAL OPPORTUNITY FUND

INVESTOR SHARES AND ADMIRAL SHARES

PROSPECTUS


FEBRUARY 28, 2002


AN AGGRESSIVE GROWTH STOCK MUTUAL FUND
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CONTENTS

   1 FUND PROFILE

   4 ADDITIONAL INFORMATION

   4 MORE ON THE FUND

   9 THE FUND AND VANGUARD

  10 INVESTMENT ADVISER

  11 DIVIDENDS, CAPITAL GAINS, AND TAXES

  13 SHARE PRICE

  13 FINANCIAL HIGHLIGHTS

  15 INVESTING WITH VANGUARD
     15 Buying Shares
     16 Converting Shares
     17 Redeeming Shares
     19 Other Rules You Should Know
     22 Fund and Account Updates
     23 Contacting Vanguard

     GLOSSARY (inside back cover)
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WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
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SHARE CLASS OVERVIEW
The Fund offers two separate classes of shares: Investor Shares and Admiral Shares. Please note that Admiral Shares are NOT available to:
     o    SIMPLE IRAs and 403(b)(7) custodial accounts;
     o other retirement plan accounts receiving special administrative services from Vanguard; or
     o Accounts maintained by financial intermediaries, except in limited circumstances.
The Fund's separate share classes have different expenses; as a result, their investment performances will differ.
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FUND PROFILE

INVESTMENT OBJECTIVE
The Fund seeks to provide maximum long-term total return.

PRIMARY INVESTMENT STRATEGIES
The  Fund  invests  mainly  in U.S.  stocks,  with an  emphasis  on  small-  and mid-capitalization companies that have rapid earnings growth prospects. The Fund's investment adviser uses intense, fundamental research to identify stocks that are expected to outperform the market over a three-to-five-year time horizon and that are available at attractive prices relative to their fundamental values. The Fund may invest in foreign stocks and has the flexibility to engage in certain hedging and defensive techniques, such as "short-selling" stocks, purchasing "put options," and temporarily increasing cash investments. For more information, see "Security Selection" under MORE ON THE FUND.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
o Investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.
o Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.


PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. Both the bar chart and the table present information for the Fund's Investor Shares only, because Admiral Shares were not available during the periods shown. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception.

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                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
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                               1996     13.41%
                               1997     -7.93%
                               1998     31.98%
                               1999     97.77%
                               2000     18.04%
                               2001     -9.68%
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If applicable shareholder fees were reflected, returns would be less than those shown.
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     During the period shown in the bar chart, the highest return for a calendar quarter was 37.61%% (quarter ended December 31, 1999), and the lowest return for a quarter was -23.85% (quarter ended September 30, 2001).

     The table shows how the Fund's average annual total returns compare with those of a relevant market index. The table also presents the impact of taxes on the Fund's returns.

2


To calculate these figures, we use the highest individual federal income and capital gains tax rates in effect at the time of each distribution, but we do not take into consideration state or local income taxes.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

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AVERAGE ANNUAL TOTAL RETURNS                     PERIODS ENDED DECEMBER 31, 2001
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                                                                          SINCE
                                               1 YEAR     5 YEARS     INCEPTION
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VANGUARD CAPITAL OPPORTUNITY FUND INVESTOR SHARES
 Return Before Taxes                          -10.58%      20.70%       17.86%
 Return After Taxes on Distributions          -10.69       19.27        16.74
 Return After Taxes on Distributions and       -6.45       16.86        14.72
  Sale of Fund Shares
STANDARD & POOR'S MIDCAP 400/BARRA GROWTH INDEX
 (reflects no deduction for fees,
  expenses, or taxes)                          -7.97%      17.84%       16.61%
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*August 14, 1995.
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FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year.

                                                      INVESTOR       ADMIRAL
                                                        SHARES         SHARES
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Sales Charge (Load) Imposed on Reinvested                 None           None
Dividends:
Redemption Fee:                                            1%*            1%*

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                     0.58%          0.45%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                          0.02%          0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.60%          0.47%

*The 1% fee applies to shares redeemed within five years of purchase by selling, by exchanging to another fund, or by application of the low-balance account closure policy. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for five years or more are not subject to the 1% fee.

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year, that operating expenses match our estimates, and that you redeem your shares at the end of the given period.

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                       1 YEAR       3 YEARS       5 YEARS      10 YEARS
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Investor Shares         $166         $306          $335          $750
Admiral Shares           153          265           263           591
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     The one- and three-year figures above include the Fund's 1% redemption fee. The five- and ten-year figures do not include the 1% fee, because it applies only to shares held for less than five years.

     The next examples assume that you did not redeem your shares at the end of the given period. Expenses for the one- and three-year periods are lower than in the first example, because the Fund's 1% redemption fee does not apply.

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                       1 YEAR       3 YEARS       5 YEARS      10 YEARS
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Investor Shares          $61         $192          $335          $750
Admiral Shares            48          151           263           591
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     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

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                                PLAIN TALK ABOUT
                                  FUND EXPENSES
All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. We expect Vanguard Capital Opportunity Fund's expense ratios for the current fiscal year to be as follows: for Investor Shares, 0.60%, or $6.00 per $1,000 of average net assets; for Admiral Shares, 0.47%, or $4.70 per $1,000 of average net assets. The average multi-cap growth mutual fund had expenses in 2000 of 1.53%, or $15.30 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees, as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
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4

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                                PLAIN TALK ABOUT
                               COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
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ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS           CONVERSION FEATURES
Distributed annually in December       Investor Shares--May be converted to
                                      Admiral Shares if you meet certain
INVESTMENT ADVISER                    account balance and tenure requirements
PRIMECAP Management Company,           Admiral Shares--Will be converted to
Pasadena, Calif., since February 1,   Investor Shares if you are no longer
1998                                  eligible for Admiral Shares

INCEPTION DATE                        NEWSPAPER ABBREVIATION
Investor Shares--August 14, 1995      Investor Shares--CapOp
Admiral Shares--November 12, 2001     Admiral Shares--CapOpAdml

NET ASSETS (INVESTOR SHARES) AS OF    VANGUARD FUND NUMBER
OCTOBER 31, 2001                      Investor Shares--111
$4.45 billion                         Admiral Shares--5111

SUITABLE FOR IRAS                     CUSIP NUMBER
Yes                                   Investor Shares--922038302
                                      Admiral Shares--922038500
MINIMUM INITIAL INVESTMENT
 Investor Shares--$25,000, including  TICKER SYMBOL
IRAs and custodial accounts for       Investor Shares--VHCOX
minors                                Admiral Shares--VHCAX
 Admiral Shares--$250,000
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MORE ON THE FUND
This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] LOGO symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.


     The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that the Fund's investment objective is not fundamental, and may be changed without a shareholder vote.

     Finally, you'll find information on other important features of the Fund.

MARKET EXPOSURE
The Fund's primary strategy is to invest mainly in the stocks of mid- and small-cap companies that offer strong growth potential. These companies typically provide little or no dividend income. The Fund will invest in companies with strong industry positions, increasing sales, superior return on equity, and talented management teams. In valuing stocks, the adviser seeks to quantify a firm's "fundamental value." Stock selection is based primarily on the ratio of a company's fundamental value to its market price, relative to a universe of comparable stocks. Companies with a high fundamental value relative to current stock price are generally sought. The Fund may not be broadly diversified.

[FLAG] THE FUND IS SUBJECT TO STOCK MARKET RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

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                                PLAIN TALK ABOUT
                          GROWTH FUNDS AND VALUE FUNDS
Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, such stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison with such measures as earnings and book value, and these stocks typically pay above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.
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     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

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                      U.S. STOCK MARKET RETURNS (1926-2001)
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                     1 YEAR     5 YEARS     10 YEARS     20 YEARS
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Best                  54.2%      28.6%       19.9%        17.8%
Worst                -43.1      -12.4        -0.8          3.1
Average               12.6       11.1        11.2         11.4
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6


     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2001. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.1%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.

     As of October 31, 2001, the Fund had invested 27.4% of net assets in its top ten holdings.

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                                PLAIN TALK ABOUT
                              FUND DIVERSIFICATION
In general, the more diversified a fund's stock or bond holdings, the less likely that a specific security's performance will hurt the fund. One measure of a fund's diversification is the percentage of its assets represented by its ten largest holdings. The average U.S. equity mutual fund has about 35% of its assets invested in its ten largest holdings, while some less-diversified mutual funds have more than 47% of assets invested in their top ten.
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[FLAG] THE FUND IS SUBJECT TO  INVESTMENT  STYLE RISK,  WHICH IS THE CHANCE THAT
     RETURNS FROM THE TYPES OF STOCKS IN WHICH IT INVESTS WILL TRAIL RETURNS FROM THE OVERALL MARKET. AS A GROUP, SMALL- AND MID-CAP STOCKS TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

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                                PLAIN TALK ABOUT
                    LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS
Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or market capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-cap stocks as those of companies with a market value exceeding $10.5 billion; mid-cap stocks as those of companies with a market value between $1.5 billion and $10.5 billion; and small-cap stocks as those of companies with a market value of less than $1.5 billion. Vanguard periodically reassesses these classifications.
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SECURITY SELECTION
The investment adviser uses intense, fundamental research to identify stocks that are expected to outperform the market over a three-to-five-year time horizon, and that are available at attractive prices relative to their fundamental values. The adviser may invest a relatively large portion of the Fund's holdings in specific industry sectors. The adviser has the flexibility to engage in the following hedging and defensive techniques:
o The Fund may sell stock "short" (up to 10% of the Fund's net assets), if the stock's issuer is considered to have fundamental problems. A short sale occurs when an investor (such as the Fund) sells stock that it does not own, with the expectation of acquiring the stock at a lower price in time for delivery to the purchaser. Potential losses from a short sale are unlimited if the price of the stock rises instead of falls.

o The Fund may purchase (up to 10% of the Fund's net assets) put options--that is, the right to sell stock at a particular price within a specified period of time. The Fund would use this technique to hedge (or protect) investments in the stocks of companies considered to have fundamental difficulties.
o Routinely, the Fund may increase its cash investments up to 15% of net assets for temporary investment measures.

     Altogether, the Fund may commit no more than 25% of its assets to these special investment strategies at any time.

[FLAG] BECAUSE THE FUND INVESTS A HIGHER PERCENTAGE OF ASSETS IN ITS TEN LARGEST
     HOLDINGS THAN THE AVERAGE STOCK FUND DOES, THE FUND IS SUBJECT TO THE RISK THAT ITS PERFORMANCE MAY BE HURT DISPROPOR-TIONATELY BY THE POOR PERFORMANCE OF RELATIVELY FEW STOCKS.

     The Fund is generally managed without regard to tax ramifications.

[FLAG] THE FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT THE ADVISER
     WILL DO A POOR JOB OF SELECTING THE SECURITIES OR COUNTRIES IN WHICH THE FUND INVESTS.


OTHER INVESTMENT POLICIES AND RISKS
The Fund may also  invest in stock  futures  and  options  contracts,  warrants, convertible  securities,  and  swap  agreements,  all  of  which  are  types  of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).


[FLAG] THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY
     INVOLVE  RISKS  DIFFERENT  FROM,  AND  POSSIBLY   GREATER  THAN,  THOSE  OF
     TRADITIONAL INVESTMENTS.

     The Fund will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, the Fund's obligation under futures contracts will not exceed 20% of its total assets.

8

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                                PLAIN TALK ABOUT
                                   DERIVATIVES
A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
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     The reasons for which the Fund will invest in futures and options are:
o To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
o To reduce the Fund's transaction costs or add value when these instruments are favorably priced.


     Although the Fund typically does not make significant investments in foreign securities, it reserves the right to invest up to 20% of its assets this way. Foreign securities may be traded on U.S. or foreign markets. To the extent that it owns foreign securities, the Fund is subject to (1) country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or a natural disaster--will weaken a country's securities markets; and
(2) currency risk, which is the chance that foreign investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.

     The Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

REDEMPTION FEE
The Fund charges a redemption fee on shares that are redeemed before they have been held for five years. This fee also applies when shares are redeemed by exchange to another Vanguard fund or by application of the low-balance account closure policy. Unlike a sales charge or load paid to a broker or fund management company, the redemption fee is paid directly to the Fund to offset the costs of buying and selling securities. The fee ensures that short-term investors pay their share of the Fund's transaction costs and that long-term investors do not subsidize the activities of short-term traders.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:

o Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
o Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
o    Each Vanguard fund reserves the right to stop offering shares at any time.
o Vanguard U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, and Growth and Income Fund generally do NOT accept exchanges by telephone, by fax, or online. (IRAs and other retirement accounts are not subject to this rule.)
o    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

 THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

TURNOVER RATE
Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

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                                PLAIN TALK ABOUT
                                  TURNOVER RATE
Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of October 31, 2001, the average turnover rate for all mid-cap growth funds was approximately 158%, according to Morningstar, Inc.
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THE FUND AND VANGUARD
The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets in excess of $500 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.


     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

10

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                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE
The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
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INVESTMENT ADVISER
PRIMECAP Management Company, (PRIMECAP), 225 South Lake Avenue, Pasadena, CA 91101, adviser to the Fund, is an investment advisory firm founded in 1983. PRIMECAP also provides investment advisory services to endowment funds, employee benefit plans, and foundations unrelated to Vanguard. As of October 31, 2001, PRIMECAP managed about $4 billion in assets. The firm manages the Fund subject to the supervision and oversight of the trustees and officers of the Fund. Its advisory fee is paid quarterly and is based on certain annual percentage rates applied to the Fund's average month-end net assets for each quarter. Please consult the Fund's Statement of Additional Information for a complete explanation of how advisory fees are calculated.

     For the fiscal year ended October 31, 2001, the advisory fee represented an effective annual rate of 0.24% of the Fund's average net assets.


     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Fund's portfolio securities and to obtain the best available price and most favorable execution for all transactions. Also, the board of trustees may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.

     In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Fund.


     The board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment adviser--either as a replacement for an existing adviser or as an additional adviser. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. As the Fund's sponsor and overall manager, The Vanguard Group may provide additional investment advisory services to the Fund, on an at-cost basis, at any time.

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                                PLAIN TALK ABOUT
                               THE FUND'S ADVISER
The managers primarily responsible for overseeing the Fund's investments, along with the percentage of Fund assets for which each is responsible, are:

THEO A. KOLOKOTRONES (30%), President of PRIMECAP Management Company. He has worked in investment management since 1970; has managed assets for PRIMECAP since 1983; and has managed the Fund since 1998. Education: B.A., University of Chicago; M.B.A., Harvard Business School.

HOWARD B. SCHOW (30%), Chairman of PRIMECAP Management Company. He has worked in investment management since 1956; has managed assets since 1967; has been with PRIMECAP since 1983; and has managed the Fund since 1998. Education: B.A., Williams College; M.B.A., Harvard Business School.

JOEL P. FRIED (26%), Executive Vice President of PRIMECAP Management Company. He has worked in investment management since 1985; has managed assets for PRIMECAP since 1986; and has managed the Fund since 1998. Education: B.S. and M.B.A., University of California, Los Angeles.

Each of these three individuals manages his portion of the Fund autonomously; there is no decision-making by committee. The remaining 14% of the Fund is managed by individuals in PRIMECAP's research department.
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DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Distributions generally occur in December. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.


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                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS
As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.
--------------------------------------------------------------------------------

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
o Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.

12

o Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
o Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
o Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
o Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
o A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
o Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
o Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

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                                PLAIN TALK ABOUT
                               "BUYING A DIVIDEND"
Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should avoid buying shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
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GENERAL INFORMATION
BACKUP  WITHHOLDING.   By  law,  Vanguard  must  withhold  30%  of  any  taxable
distributions or redemptions from your account if you do not:
o    Provide us with your correct taxpayer identification number;
o    Certify that the taxpayer identification number is correct; and
o    Confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.


FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at Vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.

TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.


SHARE PRICE
The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of a Fund's assets may be affected to the extent that the Fund's foreign securities trade on markets that are open.

     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

 Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.



FINANCIAL HIGHLIGHTS
The following financial highlights table pertains to the Fund's Investor Shares; Admiral Shares were not available during the periods shown. The table is intended to help you understand the Fund's financial performance for these periods, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

-----------------------------------------------------------------------------------------------
                                       VANGUARD CAPITAL OPPORTUNITY FUND
                                                INVESTOR SHARES
                                             YEAR ENDED OCTOBER 31,
-----------------------------------------------------------------------------------------------
                                       2001         2000         1999       1998           1997
-----------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR                   $30.16       $19.34       $11.47     $10.48         $10.81
-----------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                  .07         .161         .029       .021           .037
 Net Realized and  Unrealized Gain
  (Loss) on Investments               (7.42)      11.284        8.751      1.014          (.360)
-----------------------------------------------------------------------------------------------
   Total from Investment Operations   (7.35)      11.445        8.780      1.035          (.323)
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income  (.16)       (.035)       (.015)     (.045)         (.007)
 Distributions from
   Realized Capital Gains             (1.92)       (.590)       (.895)        --             --
-----------------------------------------------------------------------------------------------
   Total Distributions                (2.08)       (.625)       (.910)     (.045)         (.007)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR         $20.73       $30.16       $19.34       $11.47       $10.48
===============================================================================================
TOTAL RETURN*                       -25.68%       60.37%       81.74%      9.95%         -2.99%
===============================================================================================
RATIOS/SUPPLEMENTAL  DATA
 Net Assets, End of Year (Millions)  $4,454       $5,437       $1,289       $156            $69
 Ratio of Total Expenses to
   Average Net Assets                 0.60%        0.62%        0.75%      0.94%          0.49%
 Ratio of Net Investment Income to
   Average Net Assets                 0.28%        0.64%        0.31%      0.18%          0.27%
 Turnover Rate                          20%          15%          22%       103%           195%
===============================================================================================

*Total return figures do not reflect the 1% fee assessed on redemptions of shares that are held in the Fund for less than five years.

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                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE
The Investor Shares began fiscal year 2001 with a net asset value (price) of $30.16 per share. During the year, each Investor Share earned $0.07 from investment income (interest and dividends). There was a decline of $7.42 per share in the value of investments held or sold by the Fund, resulting in a net decline of $7.35 per share from investment operations.

Shareholders received $2.08 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's dividends or capital gains.

The share price at the end of the year was $20.73, reflecting losses of ($7.35 per share and distributions of $2.08 per share. This was a decrease of $9.43 per share (from $30.16 at the beginning of the year to $20.73 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was -25.68% for the year.

As of October 31, 2001, the Investor Shares had $4.45 billion in net assets. For the year, the expense ratio was 0.60% ($6.00 per $1,000 of net assets), and the net investment income amounted to 0.28% of average net assets. The Fund sold and replaced securities valued at 20%% of its net assets.
--------------------------------------------------------------------------------

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INVESTING WITH VANGUARD
This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, The Vanguard Service Directory, provides details of our many shareholder services for individual investors. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions found at the end of this section.

                                  BUYING SHARES
                                CONVERTING SHARES
                                REDEEMING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
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BUYING SHARES
ACCOUNT MINIMUMS FOR INVESTOR SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $25,000 for regular accounts, IRAs, and custodial accounts for minors.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire.
     Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.


ACCOUNT MINIMUMS FOR ADMIRAL SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $250,000 for new investors; $150,000 or $50,000 for existing investors who are eligible to convert Investor Shares into Admiral Shares (see Converting Shares). Institutional clients should contact Vanguard for information on special rules that may apply to them.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire.


HOW TO BUY SHARES
BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--Fund Number. For a list of Fund numbers and addresses, see Contacting Vanguard.
BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard fund. All open Vanguard funds permit exchange purchases requested in writing. MOST VANGUARD FUNDS--OTHER THAN THE STOCK AND BALANCED INDEX-ORIENTED FUNDS--ALSO ACCEPT EXCHANGE PURCHASES REQUESTED ONLINE OR BY TELEPHONE. See Other Rules You Should Know for specifics.

16

BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.

YOUR PURCHASE PRICE
You buy shares at a fund's next-determined NAV after Vanguard receives your purchase request. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), you will buy your shares at that day's NAV. This is known as your TRADE DATE.

PURCHASE RULES YOU SHOULD KNOW
*ADMIRAL SHARES. Please note that Admiral Shares are NOT available to:
o    SIMPLE IRAs and 403(b)(7) custodial accounts;
o Other retirement plan accounts receiving special administrative services from Vanguard; or
o Accounts maintained by financial intermediaries, except in limited circumstances.
*THIRD PARTY CHECKS. To protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
*U.S. CHECKS ONLY. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.
*LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
*NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
*FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund.

CONVERTING SHARES
ANY CONVERSION BETWEEN CLASSES OF SHARES OF THE SAME FUND IS A NONTAXABLE EVENT.

PRICING OF SHARE CLASS CONVERSIONS
If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total value of your "new" shares as compared with that of your "old" shares.

IMMEDIATE CONVERSIONS INTO ADMIRAL SHARES
All shares purchased before the issuance of Admiral Shares are considered Investor Shares. You may convert Investor Shares into Admiral Shares at any time if your account balance in the Fund is at least $250,000. Registered users of Vanguard.com may request a conversion to Admiral Shares online. Or, you may contact Vanguard by telephone or mail to request this transaction.

TENURE CONVERSIONS INTO ADMIRAL SHARES
THREE-YEAR PRIVILEGE. After three years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance is at least $150,000 and you are registered with Vanguard.com.
TEN-YEAR PRIVILEGE. After ten years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance is at least $50,000 and you are registered with Vanguard.com.
     Registered users of Vanguard.com may request a tenure conversion online. Or, you may contact Vanguard by telephone or mail to request this transaction.

MANDATORY CONVERSIONS INTO INVESTOR SHARES
If an investor no longer meets the requirements for Admiral Shares, the Fund may reclassify the investor's Admiral Shares into Investor Shares. A decline in the investor's account balance due to market movement may result in such a conversion. The Fund will notify the investor in writing before any mandatory conversion into Investor Shares.

REDEEMING SHARES
HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at Vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.

REDEMPTION FEES
The Fund charges a 1% redemption fee on shares redeemed within five years of purchase by selling, by exchanging to another fund, or by application of the low-balance account closure policy. The fee is withheld from redemption proceeds and retained by the fund. Shares held for five years or more are not subject to the 1% redemption fee.

18

     We will always redeem your "oldest" shares first. In addition, in the event that you transfer your shares to a different account registration (or convert them to a different share class), the shares will retain their redemption fee status. If you transfer (or convert) less than 100% of your account, we will carry over the redemption fee status of your shares on a proportionate basis. From time to time, the Fund may waive or modify redemption fees for certain categories of investors.

YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

TYPES OF REDEMPTIONS
*CHECK REDEMPTIONS: Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
*EXCHANGE REDEMPTIONS: You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. All open Vanguard funds accept exchange redemptions requested in writing. Most Vanguard funds--other than the stock and balanced index-oriented funds--also accept exchange redemptions requested online or by telephone. See Other Rules You Should Know for specifics.
*WIRE REDEMPTIONS: When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds to a previously designated bank account. Wire redemptions are not available for Vanguard's other funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. Also, wire redemptions must be requested in writing or by telephone, not online. For these funds, a $5 fee applies to wire redemptions under $5,000.
Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.
Bond Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.

REDEMPTION RULES YOU SHOULD KNOW
*SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. *POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the Fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
*RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).
*SHARE CERTIFICATES. If share certificates have been issued for your account, those shares cannot be redeemed until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard. *PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.
*NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
*EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days at any time. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.

OTHER RULES YOU SHOULD KNOW
TELEPHONE TRANSACTIONS
*AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by regular telephone, unless you instruct us otherwise in writing.

20

*TELE-ACCOUNT(R). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a personal identification number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
*PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
o    Ten-digit account number.
o    Complete owner name and address.
o    Primary Social Security or employer identification number.
o    Personal Identification Number (PIN), if applicable.
*SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.
*SOME  VANGUARD  FUNDS  DO  NOT  PERMIT  TELEPHONE   EXCHANGES.   To  discourage
market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund generally do not permit telephone exchanges (in or out), except for IRAs and certain other retirement accounts.

VANGUARD.COM
*REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
*SOME   VANGUARD   FUNDS  DO  NOT  PERMIT   ONLINE   EXCHANGES.   To  discourage
market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund do not permit online exchanges (in or out), except for IRAs and certain other retirement accounts.


WRITTEN INSTRUCTIONS
*"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
o    The fund name and account number.
o    The amount of the transaction (in dollars or shares).
o    Signatures of all owners exactly as registered on the account.
o    Signature guarantees, if required for the type of transaction.*
o    Any supporting legal documentation that may be required.
*For instance, signature guarantees must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. Call Vanguard for specific signature guarantee requirements.

RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard limits account activity as follows:
o You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH A NON-MONEY-MARKET FUND during any 12-month period.
o Your round trips through a non-money-market fund must be at least 30 days apart.
o    All funds may refuse share purchases at any time, for any reason.
o Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange, at any time, for any reason.
A "round trip" is a redemption from a fund followed by a purchase back into the same fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the fund.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Investor Shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. HOWEVER, ACCESS TO ADMIRAL SHARES THROUGH A FINANCIAL INTERMEDIARY IS RESTRICTED. PLEASE CONSULT YOUR FINANCIAL INTERMEDIARY TO DETERMINE WHETHER ADMIRAL SHARES ARE AVAILABLE THROUGH THAT FIRM.

     If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies.

22

LOW-BALANCE ACCOUNTS
All   Vanguard   funds   reserve   the  right  to  close   any   investment-only
retirement-plan account or any nonretirement account whose balance falls below the minimum initial investment. If a fund has a redemption fee, that fee will apply to shares that are redeemed upon closure of the account.

     Vanguard deducts a $10 fee in June from each nonretirement account whose balance at that time is below $2,500 ($500 for Vanguard STAR(TM) Fund). The fee is waived if your total Vanguard account assets are $50,000 or more.


FUND AND ACCOUNT UPDATES

PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.


AVERAGE COST REVIEW STATEMENTS
For most taxable accounts, average cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average cost single category method, which is one of the methods established by the IRS.


CONFIRMATION STATEMENTS
Each time you buy, sell, or exchange shares, we will send you a statement confirming the trade date and amount of your transaction.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.


ANNUAL AND SEMIANNUAL REPORTS
Financial reports about Vanguard Capital Opportunity Fund will be mailed twice a year, in June and December. These comprehensive reports include overviews of the financial markets and specific information concerning the Fund:
o    Performance assessments with comparisons to industry benchmarks.
o    Reports from the adviser.
o    Financial statements with detailed listings of the Fund's holdings.

     To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of its investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Fund report to that address, instead of mail- ing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Client Services Department.


CONTACTING VANGUARD

ONLINE
VANGUARD.COM
o Your best source of Vanguard news
o For fund, account, and service information
o For most account transactions
o For literature requests
o 24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT(R)
1-800-662-6273 (ON-BOARD)
o For automated fund and account information
o For redemptions by check, exchange, or wire
o Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at 1-800-952-3335)
o For fund and service information
o For literature requests
o Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at 1-800-749-7273)
o For account information
o For most account transactions
o Business hours only

ADMIRAL SERVICE CENTER
1-888-237-9949
o For Admiral account information
o For most Admiral transactions
o Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
o For information and services for large institutional investors
o Business hours only


VANGUARD ADDRESSES
REGULAR MAIL (INDIVIDUALS--CURRENT CLIENTS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

24

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGULAR MAIL (GENERAL INQUIRIES):
The Vanguard Group
P.O. Box 2600
Valley Forge, PA 19482-2600

REGISTERED OR EXPRESS MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBERS
Please use the specific fund number when contacting us about Vanguard Capital Opportunity Fund--111 (Investor Shares) or 5111 (Admiral Shares).

GLOSSARY OF INVESTMENT TERMS

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

COUNTRY RISK
The chance that domestic events--such as political upheaval, financial troubles, or a natural disaster--will weaken a country's securities markets.

CURRENCY RISK
The chance that a foreign investment will decrease in value because of unfavorable changes in currency exchange rates.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.


EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

GROWTH STOCK FUND
A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth in revenue and earnings. Reflecting market expectations for superior growth, these stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value.


INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.


NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.


PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VALUE STOCK FUND
A mutual fund that emphasizes stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such measures as earnings and book value, and these stocks typically pay above-average dividend yields.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP LOGO]
THE VANGUARD GROUP(R)
POST OFFICE BOX 2600
VALLEY FORGE, PA 19482-2600

FOR MORE INFORMATION
If you'd like more information about Vanguard Capital Opportunity Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

All market indexes referenced in this prospectus are the exclusive property of their respective owners.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES
DEPARTMENT TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.


                                                   Fund's Investment Company Act
                                                          file number: 811-07239


                                               (C) 2002 The Vanguard Group, Inc.


                                                            All rights reserved.
                                                 Vanguard Marketing Corporation,
                                                                    Distributor.


                                                                     P111 022002

VANGUARD STRATEGIC EQUITY FUND

INVESTOR SHARES


FEBRUARY 28, 2002

This prospectus
contains financial data
for the Fund through
the fiscal year ended
October 31, 2001.








Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                                    [THE VANGUARD GROUP(R) LOGO]

VANGUARD STRATEGIC EQUITY FUND

PROSPECTUS


FEBRUARY 28, 2002


AN AGGRESSIVE GROWTH STOCK MUTUAL FUND
--------------------------------------------------------------------------------
CONTENTS

   1 FUND PROFILE

   3 ADDITIONAL INFORMATION

   4 MORE ON THE FUND

   8 THE FUND AND VANGUARD

   8 INVESTMENT ADVISER

   9 DIVIDENDS, CAPITAL GAINS, AND TAXES

  11 SHARE PRICE

  11 FINANCIAL HIGHLIGHTS

  13 INVESTING WITH VANGUARD
     13 Buying Shares
     14 Redeeming Shares
     16 Other Rules You Should Know
     18 Fund and Account Updates
     19 Contacting Vanguard

     GLOSSARY (inside back cover)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
--------------------------------------------------------------------------------

FUND PROFILE

INVESTMENT OBJECTIVE
The Fund seeks to provide maximum long-term total return.


PRIMARY INVESTMENT STRATEGIES
The Fund invests in U.S. stocks, with an emphasis on stocks of small- and mid-capitalization companies. The Fund's investment adviser uses quantitative, or computer-driven, stock valuation models to manage the Fund. The models apply fundamental criteria--such as valuation measures, financial strength relative to other stocks, and recognition by the market--to identify the most attractive stocks within each category. The Fund is then created using another computer model that attempts to select only attractively priced stocks, while providing the desired exposure to the small- and mid-capitalization as well as the value and growth segments of the market. The portion of the Fund's assets invested in any one of the categories can vary over time based on the adviser's expectation for each category's total return potential.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
o Investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.
o Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception.

--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                  1996      25.03%
                                  1997      26.22%
                                  1998       0.61%
                                  1999      19.25%
                                  2000       7.46%
                                  2001       5.42%
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 21.40% (quarter ended December 31, 1998), and the lowest return for a quarter was -20.66% (quarter ended September 30, 1998).

     The table shows how the Fund's average annual total returns compare with those of a relevant market index. The table also presents the impact of taxes on the Fund's returns. To calculate these figures, we use the highest individual federal income and capital gains tax

2


rates in effect at the time of each distribution, but we do not take into consideration state or local income taxes.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                    PERIODS ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                                                          SINCE
                                              1 YEAR     5 YEARS      INCEPTION*
--------------------------------------------------------------------------------
VANGUARD STRATEGIC EQUITY FUND
 Return Before Taxes                           5.42%     11.40%         14.03%
 Return After Taxes on Distributions           5.05       9.13          11.70
 Return After Taxes on Distributions and       3.30       8.45          10.70
  Sale of Fund Shares
RUSSELL 2800 INDEX** (reflects no             -5.79%      9.90%         10.86%
 deduction for fees, expenses, or taxes)
--------------------------------------------------------------------------------
  *August 14, 1995.
** Consists of the Russell 3000 Index of stocks minus its 200 largest companies.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2001.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:            None
      Redemption Fee:                                                 None*

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                            0.52%
      12b-1 Distribution Fee:                                          None
      Other Expenses:                                                 0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                          0.54%

*Effective April 6, 2001, the Fund discontinued the 1% fee applied to shares redeemed within five years of purchase. The Fund reserves the right to reinstate the redemption fee in the future with respect to newly purchased shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

--------------------------------------------------------------------------------
                1 YEAR      3 YEARS      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
                 $55         $173         $302          $677
--------------------------------------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 FUND EXPENSES
All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard Strategic Equity Fund's expense ratio in fiscal year 2001 was 0.54%, or $5.40 per $1,000 of average net assets. The average mid-cap core mutual fund had expenses in 2000 of 1.43%, or $14.30 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS         MINIMUM INITIAL INVESTMENT
Distributed annually in December    $3,000; $1,000 for IRAs and custodial
                                    accountsfor minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,   NEWSPAPER ABBREVIATION
Pa.,                                StratgcEq
since inception
                                    VANGUARD FUND NUMBER
INCEPTION DATE                      114
August 14, 1995
                                    CUSIP NUMBER
NET ASSETS AS OF OCTOBER 31, 2001   922038104
$767 million
                                    TICKER SYMBOL
SUITABLE FOR IRAS                   VSEQX
Yes
--------------------------------------------------------------------------------

4


MORE ON THE FUND
This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] LOGO symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.


     The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that the Fund's investment objective is not fundamental, and may be changed without a shareholder vote.

     Finally, you'll find information on other important features of the Fund.


MARKET EXPOSURE
The Fund's primary strategy is to invest mainly in the stocks of mid- and small-cap companies that offer strong growth potential. These companies typically provide little or no dividend income. Under normal circumstances, the Fund will invest at least 80% of its net assets in stocks. This 80% policy may only be changed upon 60-days notice to shareholders.


[FLAG] THE FUND IS SUBJECT TO STOCK MARKET RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          GROWTH FUNDS AND VALUE FUNDS
Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, such stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison with such measures as earnings and book value, and these stocks typically pay above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.
--------------------------------------------------------------------------------

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

--------------------------------------------------------------------------------
                      U.S. STOCK MARKET RETURNS (1926-2001)
--------------------------------------------------------------------------------
                     1 YEAR      5 YEARS     10 YEARS     20 YEARS
--------------------------------------------------------------------------------
Best                 54.2%        28.6%       19.9%        17.8%
Worst                -43.1       -12.4        -0.8          3.1
Average               12.6        11.1        11.2         11.4
--------------------------------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2001. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.1%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.

     As of October 31, 2001, the Fund had invested 19.4% of net assets in its top ten holdings.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                              FUND DIVERSIFICATION
In general, the more diversified a fund's stock or bond holdings, the less likely that a specific security's performance will hurt the fund. One measure of a fund's diversification is the percentage of its assets represented by its ten largest holdings. The average U.S. equity mutual fund has about 35% of its assets invested in its ten largest holdings, while some less-diversified mutual funds have more than 47% of assets invested in their top ten.
--------------------------------------------------------------------------------

[FLAG] THE FUND IS SUBJECT TO  INVESTMENT  STYLE RISK,  WHICH IS THE CHANCE THAT
     RETURNS FROM THE TYPES OF STOCKS IN WHICH IT INVESTS WILL TRAIL RETURNS FROM THE OVERALL MARKET. AS A GROUP, SMALL- AND MID-CAP STOCKS TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

6


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                    LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS
Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or market capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-cap stocks as those of companies with a market value exceeding $10.5 billion; mid-cap stocks as those of companies with a market value between $1.5 billion and $10.5 billion; and small-cap stocks as those of companies with a market value of less than $1.5 billion. Vanguard periodically reassesses these classifications.
--------------------------------------------------------------------------------

SECURITY SELECTION
The Fund's investment adviser uses quantitative, or computer-driven, stock valuation models to manage the Fund. The models apply fundamental criteria--such as valuation measures, financial strength relative to other stocks, and recognition by the market--to identify the most attractive stocks within each category. The Fund is then created using another computer model that attempts to select only attractively priced stocks, while providing the desired exposure to the small- and mid-cap as well as the value and growth segments of the market. The portion of the Fund's assets invested in any one of the categories can vary over time based on the adviser's judgments about that category's total return potential.

[FLAG] THE FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT THE ADVISER
     WILL DO A POOR JOB OF SELECTING SECURITIES.

     The Fund is generally managed without regard to tax ramifications.

OTHER INVESTMENT POLICIES AND RISKS
The Fund may also  invest in stock  futures  and  options  contracts,  warrants, convertible  securities,  and  swap  agreements,  all  of  which  are  types  of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).

[FLAG] THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY
     INVOLVE  RISKS  DIFFERENT  FROM,  AND  POSSIBLY   GREATER  THAN,  THOSE  OF
     TRADITIONAL INVESTMENTS.

     The Fund will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, the Fund's obligation under futures contracts will not exceed 20% of its total assets.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES
A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

     The reasons for which the Fund will invest in futures and options are:
o To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
o To reduce the Fund's transaction costs or add value when these instruments are favorably priced.


     The Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
o Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
o Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
o    Each Vanguard fund reserves the right to stop offering shares at any time.
o Vanguard U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, and Growth and Income Fund generally do NOT accept exchanges by telephone, by fax, or online. (IRAs and other retirement accounts are not subject to this rule.)
o    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.


     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

8


TURNOVER RATE
Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE
Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of October 31, 2001, the average turnover rate for all mid-cap blend funds was approximately 94%, according to Morningstar, Inc.
--------------------------------------------------------------------------------

THE FUND AND VANGUARD
The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets in excess of $500 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.


     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE
The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------


INVESTMENT ADVISER
The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Fund's adviser through its Quantitative Equity Group. As of October 31, 2001, Vanguard served as adviser for about $388 billion in assets. Vanguard manages the Fund on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Fund.

     For the fiscal year ended October 31, 2001, the advisory expenses represented an effective annual rate of 0.07% of the Fund's average net assets.

     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Fund's portfolio securities and to obtain the best available price and most favorable execution for all transactions. Also, the board of trustees may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.


     In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUND'S ADVISER
The manager primarily responsible for overseeing the Fund's investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Distributions generally occur in December. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS
As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.
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10

BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
o Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
o Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
o Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
o Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
o Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
o A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
o Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               "BUYING A DIVIDEND"
Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should avoid buying shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

GENERAL INFORMATION
BACKUP WITHHOLDING. By law, Vanguard must withhold 30% of any taxable distributions or redemptions from your account if you do not:
o    Provide us with your correct taxpayer identification number;
o    Certify that the taxpayer identification number is correct; and
o    Confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at Vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.

TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.


SHARE PRICE
The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets of the Fund by the number of Fund shares outstanding . On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.

     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost.

     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.


FINANCIAL HIGHLIGHTS
The following financial highlights table is intended to help you understand the Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

12


-----------------------------------------------------------------------------------------------
                                        VANGUARD STRATEGIC EQUITY FUND*
                                             YEAR ENDED OCTOBER 31,
-----------------------------------------------------------------------------------------------
                                       2001         2000         1999       1998           1997
-----------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR                   $18.07       $15.73       $13.11     $15.89         $12.53
-----------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income     .16          .21          .15          .13        .15
 Net Realized and  Unrealized Gain
   (Loss) on Investments              (1.31)        2.66         2.62      (1.69)          4.10
-----------------------------------------------------------------------------------------------
   Total from Investment Operations   (1.15)        2.87         2.77      (1.56)          4.25
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income  (.21)        (.16)        (.15)      (.14)          (.18)
 Distributions from
   Realized Capital Gains             (3.03)        (.37)           --     (1.08)          (.71)
-----------------------------------------------------------------------------------------------
   Total Distributions                (3.24)        (.53)        (.15)     (1.22)          (.89)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR         $13.68       $18.07       $15.73     $13.11         $15.89
-----------------------------------------------------------------------------------------------
TOTAL RETURN**                       -6.48%       18.76%       21.30%    -10.41%         35.83%
===============================================================================================
RATIOS/SUPPLEMENTAL  DATA
 Net Assets, End of Year (Millions)    $767         $746         $561       $479           $444
 Ratio of Total Expenses to
   Average Net Assets                 0.54%        0.49%        0.46%      0.43%          0.40%
 Ratio of Net Investment Income to
   Average Net Assets                 1.06%        1.31%        1.00%      0.93%          1.28%
 Turnover Rate                          82%          83%          51%        71%            85%
===============================================================================================

*Prior to August 1,  2000,  this Fund was known as  Vanguard  Aggressive  Growth
Fund.
**Total return figures do not reflect the 1% fee assessed through April 6, 2001, on redemptions of shares held in the Fund for less than five years.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE
The Fund began fiscal year 2001 with a net asset value (price) of $18.07 per share. During the year, the Fund earned $0.16 per share from investment income (interest and dividends). There was a decline of $1.31 per share in the value of investments held or sold by the Fund, resulting in a net decline of $1.15 from investment operations.

Shareholders received $3.24 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's dividends or capital gains.

The share price at the end of the year was $13.68, reflecting losses of $1.15 per share and distributions of $3.24 per share. This was a decrease of $4.39 per share (from $18.07 at the beginning of the year to $13.68 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -6.48% for the year.

As of October 31, 2001, the Fund had $767 million in net assets. For the year, its expense ratio was 0.54% ($5.40 per $1,000 of net assets), and its net investment income amounted to 1.06% of its average net assets. It sold and replaced securities valued at 82% of its net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD
This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, The Vanguard Service Directory, provides details of our many shareholder services for individual investors. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions found at the end of this section.

                                  BUYING SHARES
                                REDEEMING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                              CONTACTING VANGUARD
--------------------------------------------------------------------------------


BUYING SHARES
ACCOUNT MINIMUMS
TO OPEN AND MAINTAIN AN ACCOUNT: $3,000 for regular accounts; $1,000 for IRAs and custodial accounts for minors.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire.
     Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

HOW TO BUY SHARES
BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group-114. For addresses, see Contacting Vanguard.
BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard fund. All open Vanguard funds permit exchange purchases requested in writing. MOST VANGUARD FUNDS--OTHER THAN THE STOCK AND BALANCED INDEX-ORIENTED FUNDS--ALSO ACCEPT EXCHANGE PURCHASES REQUESTED ONLINE OR BY TELEPHONE. See Other Rules You Should Know for specifics.
BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.

YOUR PURCHASE PRICE
You buy shares at a fund's next-determined NAV after Vanguard receives your purchase request. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), you will buy your shares at that day's NAV. This is known as your TRADE DATE.

14

PURCHASE RULES YOU SHOULD KNOW
*THIRD PARTY CHECKS. To protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
*U.S. CHECKS ONLY. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.
*LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
*NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
*FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund.


REDEEMING SHARES
HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at Vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.


YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

TYPES OF REDEMPTIONS
*CHECK REDEMPTIONS: Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
*EXCHANGE REDEMPTIONS: You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. All open Vanguard funds accept exchange redemptions requested in writing. Most Vanguard funds--other than the stock and balanced index-oriented funds--also accept exchange redemptions requested online or by telephone. See Other Rules You Should Know for specifics.

*WIRE REDEMPTIONS: When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds to a previously designated bank account. Wire redemptions are not available for Vanguard's other funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. Also, wire redemptions must be requested in writing or by telephone, not online. For these funds, a $5 fee applies to wire redemptions under $5,000.
Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.
Bond Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.


REDEMPTION RULES YOU SHOULD KNOW
*SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. *POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the Fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
*RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).
*SHARE CERTIFICATES. If share certificates have been issued for your account, those shares cannot be redeemed until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard. *PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

16

*NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
*EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days at any time. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.


OTHER RULES YOU SHOULD KNOW
TELEPHONE TRANSACTIONS
*AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by regular telephone, unless you instruct us otherwise in writing.
*TELE-ACCOUNT(R). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a personal identification number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
*PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
o    Ten-digit account number.
o    Complete owner name and address.
o    Primary Social Security or employer identification number.
o    Personal Identification Number (PIN), if applicable.
*SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.
*SOME  VANGUARD  FUNDS  DO  NOT  PERMIT  TELEPHONE   EXCHANGES.   To  discourage
market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund generally do not permit telephone exchanges (in or out), except for IRAs and certain other retirement accounts.

VANGUARD.COM
*REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
*SOME   VANGUARD   FUNDS  DO  NOT  PERMIT   ONLINE   EXCHANGES.   To  discourage
market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund do not permit online exchanges (in or out), except for IRAs and certain other retirement accounts.

WRITTEN INSTRUCTIONS
*"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
o    The fund name and account number.
o    The amount of the transaction (in dollars or shares).
o    Signatures of all owners exactly as registered on the account.
o    Signature guarantees, if required for the type of transaction.*
o    Any supporting legal documentation that may be required.
*For instance, signature guarantees must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. Call Vanguard for specific signature guarantee requirements.


RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard limits account activity as follows:
o You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH A NON-MONEY MARKET FUND during any 12-month period.
o Your round trips through a non-money market fund must be at least 30 days apart.
o    All funds may refuse share purchases at any time, for any reason.
o Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange, at any time, for any reason.
A "round trip" is a redemption from a fund followed by a purchase back into the same fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the fund.

18

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies.


LOW BALANCE ACCOUNTS
All   Vanguard   funds   reserve   the  right  to  close   any   investment-only
retirement-plan account or any nonretirement account whose balance falls below the minimum initial investment. If a fund has a redemption fee, that fee will apply to shares redeemed upon closure of the account.


     Vanguard deducts a $10 fee in June from each nonretirement account whose balance at that time is below $2,500 ($500 for Vanguard STAR(TM) Fund). The fee is waived if your total Vanguard account assets are $50,000 or more.


FUND AND ACCOUNT UPDATES

PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.


AVERAGE COST REVIEW STATEMENTS
For most taxable accounts, average cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average cost single category method, which is one of the methods established by the IRS.


CONFIRMATION STATEMENTS
Each time you buy, sell, or exchange shares, we will send you a statement confirming the trade date and amount of your transaction.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

ANNUAL AND SEMIANNUAL REPORTS
Financial reports about Vanguard Strategic Equity Fund will be mailed twice a year, in June and December. These comprehensive reports include overviews of the financial markets and specific information concerning the Fund:
o    Performance assessments with comparisons to industry benchmarks.
o    Reports from the adviser.
o    Financial statements with detailed listings of the Fund's holdings.

     To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of its investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Fund report to that address, instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Client Services Department.



CONTACTING VANGUARD
ONLINE
VANGUARD.COM
o Your best source of Vanguard news
o For fund, account, and service information
o For most account transactions
o For literature requests
o 24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT(R)
1-800-662-6273 (ON-BOARD)
o For automated fund and account information
o For redemptions by check, exchange, or wire
o Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at 1-800-952-3335)
o For fund and service information
o For literature requests
o Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at 1-800-749-7273)
o For account information
o For most account transactions
o Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
o For information and services for large institutional investors
o Business hours only

20

VANGUARD ADDRESSES
REGULAR MAIL (INDIVIDUALS--CURRENT CLIENTS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGULAR MAIL (GENERAL INQUIRIES):
The Vanguard Group
P.O. Box 2600
Valley Forge, PA 19482-2600

REGISTERED OR EXPRESS MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815


FUND NUMBER
Please use the specific fund number when contacting us about Vanguard Strategic Equity Fund--114.

GLOSSARY OF INVESTMENT TERMS

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.


EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

GROWTH STOCK FUND
A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth in revenue and earnings. Reflecting market expectations for superior growth, these stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value.


INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.


NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.


PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VALUE STOCK FUND
A mutual fund that emphasizes stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such measures as earnings and book value, and these stocks typically pay above-average dividend yields.


VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.


YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP LOGO]
THE VANGUARD GROUP(R)
POST OFFICE BOX 2600
VALLEY FORGE, PA 19482-2600

FOR MORE INFORMATION
If you'd like more information about Vanguard Strategic Equity Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

All market indexes referenced in this prospectus are the exclusive property of their respective owners.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES
DEPARTMENT TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

                                                   Fund's Investment Company Act
                                                          file number: 811-07239


                                               (C) 2002 The Vanguard Group, Inc.


                                                            All rights reserved.
                                                 Vanguard Marketing Corporation,
                                                                    Distributor.


                                                                     P114 022002

VANGUARD GLOBAL EQUITY FUND

INVESTOR SHARES


FEBRUARY 28, 2002

This prospectus
contains financial data
for the Fund through
the fiscal year ended
October 31, 2001.








Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                                    [THE VANGUARD GROUP(R) LOGO]

VANGUARD GLOBAL EQUITY FUND

PROSPECTUS


FEBRUARY 28, 2002


AN AGGRESSIVE GROWTH STOCK MUTUAL FUND
--------------------------------------------------------------------------------
CONTENTS

   1 FUND PROFILE

   3 ADDITIONAL INFORMATION

   4 MORE ON THE FUND

  10 THE FUND AND VANGUARD

  11 INVESTMENT ADVISER

  12 DIVIDENDS, CAPITAL GAINS, AND TAXES

  14 SHARE PRICE

  14 FINANCIAL HIGHLIGHTS

  16 INVESTING WITH VANGUARD
     16 Buying Shares
     17 Redeeming Shares
     19 Other Rules You Should Know
     21 Fund and Account Updates
     22 Contacting Vanguard

     GLOSSARY (inside back cover)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
--------------------------------------------------------------------------------

FUND PROFILE

INVESTMENT OBJECTIVE
The Fund seeks to provide maximum long-term total return.


PRIMARY INVESTMENT STRATEGIES
The Fund invests mainly in U.S. and foreign stocks chosen mostly on the basis of industry and company analysis, and not on the basis of region or country allocation. The Fund typically invests across a wide range of industries, and its holdings are expected to represent a mix of value and growth stocks, as well as a mix of established and emerging stock markets. For more information, see "Security Selection" under MORE ON THE FUND.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
o Investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.
o Country risk, which is the chance that a country's economy will be hurt by political upheaval, financial troubles, or a natural disaster.
o Currency risk, which is the chance that investments in a particular country will decrease in value if the U.S. dollar rises in value against that country's currency.
o Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from one calendar year to another since inception.

--------------------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                 1996      15.59%
                                 1997       6.91%
                                 1998       9.39%
                                 1999      25.95%
                                 2000      -0.17%
                                 2001      -3.73%
--------------------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 17.74% (quarter ended December 31, 1998), and the lowest return for a quarter was -15.62% (quarter ended September 30, 1998).

     The table shows how the Fund's average annual total returns compare with those of a relevant market index. The table also presents the impact of taxes on the Fund's returns. To calculate these figures, we use the highest individual federal income and capital gains tax

2


rates in effect at the time of each distribution, but we do not take into consideration state or local income taxes.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                     PERIODS ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------
                                                                          SINCE
                                              1 YEAR     5 YEARS      INCEPTION*
--------------------------------------------------------------------------------
VANGUARD GLOBAL EQUITY FUND
 Return Before Taxes                           -3.73%      7.20%         8.97%
 Return After Taxes on Distributions           -4.74       5.18          7.14
 Return After Taxes on Distributions and       -1.54       5.31          6.84
  Sale of Fund Shares
MSCI ALL COUNTRY WORLD INDEX** (reflects
 no deduction for fees, expenses, or taxes)   -15.91%      5.18%         7.40%

--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended October 31, 2001.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:            None
      Redemption Fee:                                                 None*

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                            0.97%
      12b-1 Distribution Fee:                                          None
      Other Expenses:                                                 0.11%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                          1.08%

*Effective April 6, 2001, the Fund discontinued the 1% fee applied to shares redeemed within five years of purchase. The Fund reserves the right to reinstate the redemption fee in the future with respect to newly purchased shares.

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

--------------------------------------------------------------------------------
             1 YEAR        3 YEARS       5 YEARS      10 YEARS
--------------------------------------------------------------------------------
              $110          $343          $595         $1,317
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     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

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                                PLAIN TALK ABOUT
                                  FUND EXPENSES
All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard Global Equity Fund's expense ratio in fiscal year 2001 was 1.08%, or $10.80 per $1,000 of average net assets. The average global stock mutual fund had expenses in 2000 of 1.76%, or $17.60 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

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ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS           MINIMUM INITIAL INVESTMENT
Distributed annually in December      $3,000; $1,000 for IRAs and custodial
                                      accountsfor minors
INVESTMENT ADVISER
Marathon Asset Management Limited,    NEWSPAPER ABBREVIATION
London, England, since inception      GlbEq

INCEPTION DATE                        VANGUARD FUND NUMBER
August 14, 1995                       129

NET ASSETS AS OF OCTOBER 31, 2001     CUSIP NUMBER
$144 million                          922038203

SUITABLE FOR IRAS                     TICKER SYMBOL
Yes                                   VHGEX
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4


MORE ON THE FUND
This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] LOGO symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.


     The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that the Fund's investment objective is not fundamental, and may be changed without a shareholder vote.

     Finally, you'll find information on other important features of the Fund.


MARKET EXPOSURE
The Fund invests in stocks from the United States and other countries, selecting securities that appear undervalued based on analyses of industry sectors and individual companies. Each company is evaluated on the basis of its management's strategies for new investment and for dealing with competition. The Fund is widely diversified across companies, industry sectors, and countries. The Fund holds growth stocks (characterized by relatively high prices in relation to such fundamental measures as current earnings, dividends, and book value) and value stocks (characterized by relatively low prices in relation to earnings, dividends, and book value). Under normal circumstances, the Fund will invest at least 80% of its net assets in stocks. This 80% policy may only be changed upon 60-days notice to shareholders.


U.S. STOCKS
The Fund invests in U.S. stocks as a primary investment strategy, and small- and mid-cap stocks as a secondary investment strategy.

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                                PLAIN TALK ABOUT
                          GROWTH FUNDS AND VALUE FUNDS
Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, such stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison with such measures as earnings and book value, and these stocks typically pay above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.
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[FLAG] THE FUND IS SUBJECT TO  INVESTMENT  STYLE RISK,  WHICH IS THE CHANCE THAT
     RETURNS FROM THE TYPES OF STOCKS IN WHICH IT INVESTS WILL TRAIL RETURNS FROM THE OVERALL MARKET. AS A GROUP, SMALL- AND MID-CAP STOCKS TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

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                                PLAIN TALK ABOUT
                    LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS
Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or market capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-cap stocks as those of companies with a market value exceeding $10.5 billion; mid-cap stocks as those of companies with a market value between $1.5 billion and $10.5 billion; and small-cap stocks as those of companies with a market value of less than $1.5 billion. Vanguard periodically reassesses these classifications.
--------------------------------------------------------------------------------

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

6


--------------------------------------------------------------------------------
                      U.S. STOCK MARKET RETURNS (1926-2001)
--------------------------------------------------------------------------------
                       1 YEAR     5 YEARS     10 YEARS    20 YEARS
--------------------------------------------------------------------------------
Best                   54.2%       28.6%       19.9%       17.8%
Worst                 -43.1       -12.4        -0.8         3.1
Average                12.6        11.1        11.2        11.4
--------------------------------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2001. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.1%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.

     As of October 31, 2001, the Fund had invested 9.7% of net assets in its top ten holdings.

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                                PLAIN TALK ABOUT
                              FUND DIVERSIFICATION
In general, the more diversified a fund's stock or bond holdings, the less likely that a specific security's performance will hurt the fund. One measure of a fund's diversification is the percentage of its assets represented by its ten largest holdings. The average U.S. equity mutual fund has about 35% of its assets invested in its ten largest holdings, while some less-diversified mutual funds have more than 47% of assets invested in their top ten.
--------------------------------------------------------------------------------

FLAG]THE FUND IS SUBJECT TO STOCK  MARKET  RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     IN ADDITION, INVESTMENTS IN FOREIGN STOCK MARKETS CAN BE RISKIER THAN U.S. STOCK INVESTMENTS. THE PRICES OF INTERNATIONAL STOCKS AND THE PRICES OF U.S. STOCKS HAVE OFTEN MOVED IN OPPOSITE DIRECTIONS. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

FOREIGN STOCKS
The Fund invests in foreign stocks as a primary investment strategy.

     To illustrate the volatility of international stock prices, the following table shows the best, worst, and average total returns for foreign stock markets over various periods as measured by the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

--------------------------------------------------------------------------------
                 INTERNATIONAL STOCK MARKET RETURNS (1969-2001)
--------------------------------------------------------------------------------
                       1 YEAR    5 YEARS    10 YEARS    20 YEARS
--------------------------------------------------------------------------------
Best                   69.4%      36.1%       22.0%       15.5%
Worst                 -23.4        0.4         4.4        11.0
Average                12.3       12.2        13.1        13.5
--------------------------------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 through 2001. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or this Fund in particular.

     Note that the preceding table does not take into account returns measured by the Select Emerging Markets Free Index, a barometer of less developed stock markets. Emerging markets can be substantially more volatile than more developed foreign markets. In addition, because the MSCI EAFE Index tracks the European and Pacific markets collectively, the above returns do not reflect the variability of returns from year to year for these markets individually, or the variability across these and other geographic regions or market sectors. To illustrate this variability, the following table shows returns for different international markets--as well as the U.S. market for comparison--from 1992 through 2001, as measured by their respective indexes. Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

--------------------------------------------------------------------------------
                   STOCK MARKET RETURNS FOR DIFFERENT MARKETS*
--------------------------------------------------------------------------------
             EUROPEAN         PACIFIC            EMERGING              U.S.
               MARKET          MARKET            MARKETS**           MARKET
--------------------------------------------------------------------------------
1992           -3.66%          -18.56%             11.40%              7.62%
1993           29.88            36.21              74.84              10.08
1994            2.72            12.76              -7.32               1.32
1995           21.95             2.95               0.01              37.58
1996           21.09            -8.30              15.19              22.96
1997           23.80           -25.87             -16.37              33.36
1998           28.53             2.72             -18.39              28.58
1999           15.89            56.65              60.86              21.04
2000           -8.39           -25.78             -27.93              -9.10
2001          -20.28           -26.49              -2.77             -11.89
--------------------------------------------------------------------------------
*European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific Index; emerging markets returns are measured by the Select Emerging Markets Free Index; and U.S. market returns are measured by the S&P 500 Index.
**The inception date of the Select Emerging Markets Free Index was May 4, 1994; returns shown for 1992 to 1994 are measured by the MSCI Emerging Markets Free Index.
--------------------------------------------------------------------------------


     Keep in mind, however, that these average returns reflect past performance of the various indexes; you should not consider them as an indication of future returns from the indexes, or from this Fund in particular.

[FLAG] THE FUND IS SUBJECT TO COUNTRY  RISK AND CURRENCY  RISK.  COUNTRY RISK IS
     THE CHANCE THAT DOMESTIC EVENTS--SUCH AS POLITICAL UPHEAVAL, FINANCIAL TROUBLES, OR A NATURAL DISASTER--WILL WEAKEN A COUNTRY'S SECURITIES MARKET. CURRENCY RISK IS THE CHANCE THAT INVESTMENTS IN A PARTICULAR COUNTRY WILL DECREASE IN VALUE IF THE U.S. DOLLAR RISES IN VALUE AGAINST THAT COUNTRY'S CURRENCY.

8

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                                PLAIN TALK ABOUT
                             INTERNATIONAL INVESTING
Because foreign stock and bond markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies; and their stocks may not be as liquid as those of similar U.S. firms. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively impact the returns Americans receive from foreign investments.
--------------------------------------------------------------------------------


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
As a secondary investment strategy, the Fund may enter into forward foreign currency exchange contracts to help protect its holdings against unfavorable changes in exchange rates. A forward currency contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. These contracts will not, however, prevent the Fund's securities from falling in value during foreign market downswings. Note that the Fund will not enter into such contracts for speculative purposes. Under normal circumstances, the Fund will not commit more than 20% of its assets to forward foreign currency exchange contracts.

SECURITY SELECTION
The Fund's investment adviser selects stocks principally on the basis of industry and company analysis, and not on the basis of regional or country bets. For this reason, the Fund's regional weightings--that is, its relative investment exposure in different geographic areas--will usually range from 50% to 150% or more of the weightings found in an unmanaged global equity index, such as the MSCI All Country World Index. The Fund's relative weightings in individual sectors and stocks are also expected to differ markedly from the index weightings.

     The adviser typically invests across a wide range of industries, and the Fund's holdings are expected to represent a mix of value and growth stocks as well as a mix of established and emerging stock markets. Generally, the Fund will limit its emerging markets holdings to no more than 20% of its assets.

[FLAG] THE FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT THE ADVISER
     WILL DO A POOR JOB OF SELECTING THE SECURITIES OR COUNTRIES IN WHICH THE FUND INVESTS.

     The Fund is generally managed without regard to tax ramifications.

OTHER INVESTMENT POLICIES AND RISKS
The Fund may also  invest in stock  futures  and  options  contracts,  warrants, convertible  securities,  and  swap  agreements,  all  of  which  are  types  of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).

[FLAG] THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY
     INVOLVE  RISKS  DIFFERENT  FROM,  AND  POSSIBLY   GREATER  THAN,  THOSE  OF
     TRADITIONAL INVESTMENTS.

     The Fund will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, the Fund's obligation under futures contracts will not exceed 20% of its total assets.

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                                PLAIN TALK ABOUT
                                   DERIVATIVES
A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risks.
--------------------------------------------------------------------------------

     The reasons for which the Fund will invest in futures and options are:
o To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
o To reduce the Fund's transaction costs or add value when these instruments are favorably priced.


     The Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses but otherwise fail to achieve its investment objective.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
o Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

10


o Each Vanguard fund (except the money market funds) limits the number of times that an investor can exchange into and out of the fund.
o    Each Vanguard fund reserves the right to stop offering shares at any time.
o Vanguard U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, and Growth and Income Fund generally do NOT accept exchanges by telephone, by fax, or online. (IRAs and other retirement accounts are not subject to this rule.)
o    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

TURNOVER RATE
Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

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                                PLAIN TALK ABOUT
                                  TURNOVER RATE
Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of October 31, 2001, the average turnover rate for all world stock funds was approximately 101%, according to Morningstar, Inc.
--------------------------------------------------------------------------------

THE FUND AND VANGUARD
The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets in excess of $500 billion. All of the Vanguard funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.


     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

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                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE
The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
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INVESTMENT ADVISER
Marathon Asset Management Limited (Marathon), Orion House, 5 Upper St. Martin's Lane, London, adviser to the Fund, is an investment advisory firm founded in 1986. Marathon provides asset management services to companies and institutions. As of October 31, 2001, Marathon managed about $9.5 billion in assets. The firm manages the Fund subject to the supervision and oversight of the trustees and officers of the Fund.

     Marathon's advisory fee is paid quarterly, and is based on certain annual percentage rates applied to the Fund's average month-end net assets for each quarter. In addition, Marathon's advisory fee may be increased or decreased, based on the cumulative total return of the Fund over a trailing 36-month period as compared with the cumulative total return of the MSCI All Country World Index over the same period. Please consult the Fund's Statement of Additional Information for a complete explanation of how advisory fees are calculated.

     For the fiscal year ended October 31, 2001, the advisory fee represented an effective annual rate of 0.44% of the Fund's average net assets before a performance-based increase of 0.13%.

     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Fund's portfolio securities and to obtain the best available price and most favorable execution for all transactions. Also, the board of trustees may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Fund.

     In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide research services to the adviser or the Fund.

     The board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment adviser--either as a replacement for an existing adviser or as an additional adviser. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. As the Fund's sponsor and overall manager, The Vanguard Group may provide additional investment advisory services to the Fund, on an at-cost basis, at any time.

12

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                                PLAIN TALK ABOUT
                               THE FUND'S ADVISER
The manager primarily responsible for overseeing the Fund's investments is:

JEREMY J. HOSKING, Director of Marathon Asset Management Limited. He has worked in investment management and has managed assets since 1979; has been with Marathon since 1986; and has managed the Fund since 1995. Education: M.A., Cambridge University.
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DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
The Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Distributions generally occur in December. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.


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                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS
As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year.
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BASIC TAX POINTS
Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
o Distributions are taxable to you for federal income tax purposes whether or not you reinvest these amounts in additional Fund shares.
o Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
o Any dividends and short-term capital gains that you receive are taxable to you as ordinary income for federal income tax purposes.
o Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
o Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
o A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

o Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
o The Fund may be subject to foreign taxes or foreign tax withholding on dividends, interest, and some capital gains that it receives on foreign securities. You may qualify for an offsetting credit or deduction under U.S. tax laws for your portion of the Fund's foreign tax obligations, provided that you meet certain requirements. See your tax adviser or IRS publications for more information.


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                                PLAIN TALK ABOUT
                               "BUYING A DIVIDEND"
Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should avoid buying shares of a fund shortly before it makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

GENERAL INFORMATION
BACKUP  WITHHOLDING.   By  law,  Vanguard  must  withhold  30%  of  any  taxable
distributions or redemptions from your account if you do not:
o    Provide us with your correct taxpayer identification number;
o    Certify that the taxpayer identification number is correct; and
o    Confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.

FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at Vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

14


SHARE PRICE
The Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of a Fund's assets may be affected to the extent that the Fund's foreign securities trade on markets that are open.

     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.


FINANCIAL HIGHLIGHTS
The following financial highlights table is intended to help you understand the Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

-----------------------------------------------------------------------------------------------
                                          VANGUARD GLOBAL EQUITY FUND
                                            YEAR ENDED OCTOBER 31,
-----------------------------------------------------------------------------------------------
                                       2001         2000         1999       1998           1997
-----------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF YEAR                   $13.71       $14.10       $12.11     $12.79         $11.72
-----------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                  .13          .26          .20        .19            .19
 Net Realized and Unrealized Gain
   (Loss) on Investments              (1.10)         .37         2.80       (.20)          1.21
-----------------------------------------------------------------------------------------------
   Total from Investment Operations    (.97)         .63         3.00       (.01)          1.40
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income  (.26)        (.18)        (.26)      (.23)          (.14)
 Distributions from
   Realized Capital Gains             (1.17)        (.84)        (.75)      (.44)          (.19)
-----------------------------------------------------------------------------------------------
   Total Distributions                (1.43)       (1.02)       (1.01)      (.67)          (.33)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR         $11.31       $13.71       $14.10     $12.11         $12.79
===============================================================================================
TOTAL RETURN*                        -7.72%        4.45%       26.52%      0.04%         12.19%
===============================================================================================
RATIOS/SUPPLEMENTAL  DATA
 Net Assets, End of Year (Millions)    $144         $140         $125       $121           $128
 Ratio of Total Expenses to Average
   Net Assets                         1.08%        0.70%        0.71%      0.68%          0.71%
 Ratio of Net Investment Income to
   Average Net Assets                 1.10%        1.88%        1.39%      1.47%          1.67%
 Turnover Rate                          27%          31%          36%        34%            24%
===============================================================================================

*Total return figures do not reflect the 1% fee assessed through April 6, 2001, on redemptions of shares held in the Fund for less than five years.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE
The Fund began fiscal year 2001 with a net asset value (price) of $13.71 per share. During the year, the Fund earned $0.13 per share from investment income (interest and dividends). There was a decline of $1.10 per share in the value of investments held or sold by the Fund, resulting in a net decline of $0.97 from investment operations.

Shareholders received $1.43 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's dividends or capital gains.

The share price at the end of the year was $11.31, reflecting losses of $0.97 per share and distributions of $1.43 per share. This was a decrease of $2.40 per share (from $13.71 at the beginning of the year to $11.31 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -7.72% for the year.

As of October 31, 2001, the Fund had $144 million in net assets. For the year, its expense ratio was 1.08% ($10.80 per $1,000 of net assets), and its net investment income amounted to 1.10% of its average net assets. It sold and replaced securities valued at 27% of its net assets.
--------------------------------------------------------------------------------

16

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD
This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, The Vanguard Service Directory, provides details of our many shareholder services for individual investors. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions found at the end of this section.

                                  BUYING SHARES
                                REDEEMING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
--------------------------------------------------------------------------------


BUYING SHARES
ACCOUNT MINIMUMS
TO OPEN AND MAINTAIN AN ACCOUNT: $3,000 for regular accounts; $1,000 for IRAs and custodial accounts for minors.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail or exchange; $1,000 by wire.
     Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

HOW TO BUY SHARES
BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group-129. For addresses, see Contacting Vanguard.
BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard fund. All open Vanguard funds permit exchange purchases requested in writing. MOST VANGUARD FUNDS--OTHER THAN THE STOCK AND BALANCED INDEX-ORIENTED FUNDS--ALSO ACCEPT EXCHANGE PURCHASES REQUESTED ONLINE OR BY TELEPHONE. See Other Rules You Should Know for specifics.
BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.

YOUR PURCHASE PRICE
You buy shares at a fund's next-determined NAV after Vanguard receives your purchase request. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), you will buy your shares at that day's NAV. This is known as your TRADE DATE.

PURCHASE RULES YOU SHOULD KNOW
*THIRD PARTY CHECKS. To protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
*U.S. CHECKS ONLY. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank.
*LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
*NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
*FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund.

REDEEMING SHARES
HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at Vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.


YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

TYPES OF REDEMPTIONS
*CHECK REDEMPTIONS: Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
*EXCHANGE REDEMPTIONS: You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. All open Vanguard funds accept exchange redemptions requested in writing. Most Vanguard funds--other than the stock and balanced index-oriented funds--also accept exchange redemptions requested online or by telephone. See Other Rules You Should Know for specifics.

18


*WIRE REDEMPTIONS: When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds to a previously designated bank account. Wire redemptions are not available for Vanguard's other funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. Also, wire redemptions must be requested in writing or by telephone, not online. For these funds, a $5 fee applies to wire redemptions under $5,000.
Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.
Bond Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will arrive at your bank by the close of business on the following business day.


REDEMPTION RULES YOU SHOULD KNOW
*SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts. *POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the Fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
*RECENTLY PURCHASED SHARES. While you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).
*SHARE CERTIFICATES. If share certificates have been issued for your account, those shares cannot be redeemed until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard. *PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

*NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
*EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days at any time. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.

OTHER RULES YOU SHOULD KNOW
TELEPHONE TRANSACTIONS
*AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by regular telephone, unless you instruct us otherwise in writing.
*TELE-ACCOUNT(R). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a personal identification number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
*PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
o    Ten-digit account number.
o    Complete owner name and address.
o    Primary Social Security or employer identification number.
o    Personal Identification Number (PIN), if applicable.
*SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.
*SOME  VANGUARD  FUNDS  DO  NOT  PERMIT  TELEPHONE   EXCHANGES.   To  discourage
market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund generally do not permit telephone exchanges (in or out), except for IRAs and certain other retirement accounts.

VANGUARD.COM
*REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
     *SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES. To discourage market-timing, Vanguard's Stock Index Funds, Growth and Income Fund, and Balanced Index Fund do not permit online exchanges (in or out), except for IRAs and certain other retirement accounts.

20


WRITTEN INSTRUCTIONS
*"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
o    The fund name and account number.
o    The amount of the transaction (in dollars or shares).
o    Signatures of all owners exactly as registered on the account.
o    Signature guarantees, if required for the type of transaction.*
o    Any supporting legal documentation that may be required.
*For instance, signature guarantees must be provided by all registered account shareholders when redemption proceeds are to be sent to a different person or address. Call Vanguard for specific signature guarantee requirements.


RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

LIMITS ON ACCOUNT ACTIVITY
Because excessive account transactions can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard limits account activity as follows:
o You may make no more than TWO SUBSTANTIVE "ROUND TRIPS" THROUGH A NON-MONEY-MARKET FUND during any 12-month period.
o Your round trips through a non-money-market fund must be at least 30 days apart.
o    All funds may refuse share purchases at any time, for any reason.
o Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject an exchange, at any time, for any reason.
A "round trip" is a redemption from a fund followed by a purchase back into the same fund. Also, a "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to/from another Vanguard fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the fund.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any special rules that may apply. For example, special terms may apply to additional service features, fees, or other policies.


LOW BALANCE ACCOUNTS
All   Vanguard   funds   reserve   the  right  to  close   any   investment-only
retirement-plan account or any nonretirement account whose balance falls below the minimum initial investment. If a fund has a redemption fee, that fee will apply to shares redeemed upon closure of the account.


     Vanguard deducts a $10 fee in June from each nonretirement account whose balance at that time is below $2,500 ($500 for Vanguard STAR(TM) Fund). The fee is waived if your total Vanguard account assets are $50,000 or more.


FUND AND ACCOUNT UPDATES

PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.


AVERAGE COST REVIEW STATEMENTS
For most taxable accounts, average cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average cost single category method, which is one of the methods established by the IRS.


CONFIRMATION STATEMENTS
Each time you buy, sell, or exchange shares, we will send you a statement confirming the trade date and amount of your transaction.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

22


ANNUAL AND SEMIANNUAL REPORTS
Financial reports about Vanguard Global Equity Fund will be mailed twice a year, in June and December. These comprehensive reports include overviews of the financial markets and specific information concerning the Fund:
o    Performance assessments with comparisons to industry benchmarks.
o    Reports from the adviser.
o    Financial statements with detailed listings of the Fund's holdings.

     To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of its investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Fund report to that address, instead of mailing separate reports to each shareholder. If you want us to send separate reports, however, you may notify our Client Services Department.


CONTACTING VANGUARD

ONLINE
VANGUARD.COM
o Your best source of Vanguard news
o For fund, account, and service information
o For most account transactions
o For literature requests
o 24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT(R)
1-800-662-6273 (ON-BOARD)
o For automated fund and account information
o For redemptions by check, exchange, or wire
o Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at 1-800-952-3335)
o For fund and service information
o For literature requests
o Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at 1-800-749-7273)
o For account information
o For most account transactions
o Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
o For information and services for large institutional investors
o Business hours only

VANGUARD ADDRESSES
REGULAR MAIL (INDIVIDUALS--CURRENT CLIENTS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGULAR MAIL (GENERAL INQUIRIES):
The Vanguard Group
P.O. Box 2600
Valley Forge, PA 19482-2600

REGISTERED OR EXPRESS MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815


FUND NUMBER
Please use the specific fund number when contacting us about Vanguard Global Equity Fund--129.

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

COUNTRY RISK
The chance that domestic events--such as political upheaval, financial troubles, or a natural disaster--will weaken a country's securities markets.

CURRENCY RISK
The chance that a foreign investment will decrease in value because of unfavorable changes in currency exchange rates.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.


EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

GROWTH STOCK FUND
A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth in revenue and earnings. Reflecting market expectations for superior growth, these stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value.


INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.


NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.


PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VALUE STOCK FUND
A mutual fund that emphasizes stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such measures as earnings and book value, and these stocks typically pay above-average dividend yields.


VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.


YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP LOGO]
THE VANGUARD GROUP(R)
POST OFFICE BOX 2600
VALLEY FORGE, PA 19482-2600

FOR MORE INFORMATION
If you'd like more information about Vanguard Global Equity Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

All market indexes referenced in this prospectus are the exclusive property of their respective owners.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION
DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES
DEPARTMENT TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

                                                   Fund's Investment Company Act
                                                          file number: 811-07239


                                               (C) 2002 The Vanguard Group, Inc.


                                                            All rights reserved.
                                                 Vanguard Marketing Corporation,
                                                                    Distributor.


                                                                     P129 022002

                                     PART B

                      VANGUARD HORIZON FUNDS(R) (THE TRUST)

                       STATEMENT OF ADDITIONAL INFORMATION


                                FEBRUARY 28, 2002

This Statement is not a prospectus but should be read in conjunction with the Trust's current Prospectuses, (dated February 28, 2002). To obtain, without charge, a Prospectus or the most recent Annual Report to Shareholders, which contains the Trust's financial statements as hereby incorporated by reference, please call:

                        INVESTOR INFORMATION DEPARTMENT
                                 1-800-662-7447

                                TABLE OF CONTENTS

                                                                PAGE
DESCRIPTION OF THE TRUSTS........................................B-1
INVESTMENT POLICIES..............................................B-3
FUNDAMENTAL INVESTMENT LIMITATIONS...............................B-8
MANAGEMENT OF THE FUNDS..........................................B-9
INVESTMENT ADVISORY SERVICES.....................................B-12
PORTFOLIO TRANSACTIONS...........................................B-17
YIELD AND TOTAL RETURN...........................................B-18
SHARE PRICE......................................................B-22
PURCHASE OF SHARES...............................................B-23
REDEMPTION OF SHARES.............................................B-23
FINANCIAL STATEMENTS.............................................B-24
COMPARATIVE INDEXES..............................................B-24


                            DESCRIPTION OF THE TRUSTS

ORGANIZATION
The Trust was organized as a Maryland corporation in 1994, and was reorganized as a Delaware business trust in June, 1998. Prior to its reorganization as a Delaware business trust, the Trust was known as Vanguard Horizon Funds, Inc. The Trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end, diversified management investment company. The Trust currently offers the following funds:

--------------------------------------------------------------------------------
                                                 SHARE CLASSES
--------------------------------------------------------------------------------
        FUND*                               INVESTOR       ADMIRAL
--------------------------------------------------------------------------------
        Vanguard Strategic Equity Fund         Yes           No
        Vanguard Capital Opportunity Fund      Yes          Yes
        Vanguard Global Equity Fund            Yes           No
--------------------------------------------------------------------------------
                (*individually, a Fund; collectively, the Funds)

     The Trust has the ability to offer additional funds or classes of shares. There is no limit on the number of full and fractional shares that the Trust may issue.

SERVICE PROVIDERS

     CUSTODIAN. The Bank of New York, One Wall Street, New York, New York 10286, serves as custodian for the Capital Opportunity and Strategic Equity Funds. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, serves as custodian for the Global Equity Fund. The custodians are responsible for maintaining the Funds' assets and keeping all necessary accounts and records of Fund assets.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103-7042, serves as the Funds' independent accountants. The accountants audit the Funds' annual financial statements and provide other related services.

     TRANSFER  AND   DIVIDEND-PAYING   AGENT.  The  Funds'  transfer  agent  and
dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355.

CHARACTERISTICS OF THE FUNDS' SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of each Fund's shares, other than the possible future termination of the Funds. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected Fund. Unless terminated by reorganization or liquidation, the Funds will continue indefinitely.

     SHAREHOLDER LIABILITY. The Trust is organized under Delaware law, which provides that shareholders of a business trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a fund shareholder will not be personally liable for payment of the fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a fund obligation only if the fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     DIVIDEND RIGHTS. The shareholders of a fund are entitled to receive any dividends or other distributions declared for such fund. No shares have priority or preference over any other shares of the same fund with respect to distributions. Distributions will be made from the assets of a fund, and will be paid ratably to all fund shareholders according to the number of shares held by shareholders on the record date.

     VOTING RIGHTS. Shareholders of each Fund are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the Fund's shares; or (iii) the trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon the written request of shareholders representing 10% or more of the fund's net assets, and to change any fundamental policy of the fund. Unless otherwise required by applicable law, shareholders of a fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the Fund affected by a particular matter are entitled to vote on that matter. Voting rights are non-cumulative and cannot be modified without a majority vote.

     LIQUIDATION RIGHTS. In the event of liquidation, shareholders of a Fund will be entitled to receive a pro rata share of the Fund's net assets. In the event that a class of shares is liquidated, shareholders of that class will be entitled to receive a pro rata share of the Fund's net assets that are attributable to that class.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with shares of the Funds.

     CONVERSION RIGHTS. Shareholders of a Fund may convert their shares into another class of shares of the same Fund upon the satisfaction of any then applicable eligibility requirements.

     REDEMPTION PROVISIONS. The redemption provisions of each Fund are described in its current prospectus and elsewhere in this Statement of Additional Information.

     SINKING FUND PROVISIONS. The Funds have no sinking fund provisions.

     CALLS OR ASSESSMENT. Each Fund's shares, when issued, are fully paid and non-assessable.

TAX STATUS OF THE FUNDS
Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. This special tax status means that a Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.


                               INVESTMENT POLICIES
The following policies supplement the investment objectives and policies set forth in each Fund's prospectus.


     80% POLICY. Under normal circumstances, the Global Equity Fund and the Strategic Equity Fund will invest at least 80% of their net assets in stocks. In applying this 80% requirement, the Funds' net assets will include any borrowings for investment purposes.


     FOREIGN INVESTMENTS. As indicated in the Prospectuses, the Global Equity and Capital Opportunity Funds may invest in foreign securities. The Strategic Equity Fund's investment in foreign securities will be minimal. Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies.

     FOREIGN TAX CREDIT. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid, and thereby allow shareholders to take a tax credit or deduction on their tax returns. If shareholders meet certain holding period requirements with respect to fund shares, an offsetting tax credit may be available. If shareholders do not meet the holding period requirements, they may still be entitled to a deduction for certain foreign taxes. In either case, a shareholder's tax statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction. A shareholder that is a nonresident alien for U.S. tax purposes may be subject to adverse U.S. tax consequences. For example, dividends and short-term capital gains paid by the fund will generally be subject to U.S. federal withholding tax at a rate of 30% (or lower treaty rate if applicable). Foreign investors are urged to consult their tax advisers regarding the U.S. tax treatment of ownership of shares in a fund.

     CURRENCY RISK. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the Funds may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of Vanguard Horizon Funds permit each Fund to enter into forward foreign currency exchange contracts in order to hedge the Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Under normal circumstances, the Global Equity Fund will not commit more than 20% of its assets to such contracts.

     FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Department of Treasury regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option, or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended, and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a Fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stock) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts the Funds may make or enter into will be subject to the special currency rules described above.

     COUNTRY RISK. As foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

     Although the Funds will endeavor to achieve most favorable execution costs in their portfolio transactions, commissions on many foreign stock exchanges are generally higher than commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Funds' foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling U.S. securities of equal value.

     Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from foreign companies held by the Funds. However, these foreign withholding taxes are not expected to have a significant impact on the Funds, since each Fund seeks long-term capital appreciation and any income should be considered incidental.

     TURNOVER RATE. While the turnover rate is not a limiting factor when management deems changes appropriate, it is anticipated that each Fund's annual turnover rate will not normally exceed 200%. A turnover rate of 100% would occur if all of a Fund's securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of each Fund's shares and by requirements which enable the Funds to receive certain favorable tax treatments. The turnover rates will, of course, depend in large part on the level of purchases and redemptions of shares of each Fund. A higher turnover rate can result in corresponding increases in brokerage costs to the Funds and their shareholders.

     FUTURES CONTRACTS. Each Fund may enter into futures contracts, options, and options on futures contracts for several reasons: to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency. Assets committed to futures contracts will be segregated to the extent required by law.

     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

Closing out an open  futures  position  is done by taking an  opposite  position
(buying a contract which has previously been sold, or selling a contract previously purchased) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities.

     Although techniques other than the sale and purchase of futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a Fund will incur commission expenses in both opening and closing out futures positions, these costs typically are lower than transaction costs incurred in the purchase and sale of the underlying securities.

     RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. A Fund will not enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. In addition, a Fund will not enter into futures contracts to the extent that its outstanding obligations to purchase securities under these contracts, in combination with any investments in options, would exceed 20% of its total assets.

     RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. Because the futures strategies of the Funds are not engaged in for speculative purposes, the Advisers do not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. A Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Futures and options are derivative instruments, in that their value is derived from the value of another security. Equity futures contracts and index put options may be used by the Fund adviser of the Capital Opportunity Fund. By doing so, the Funds' advisers will expose investors to risks inherent in these commonly used strategies.

     Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the Fund securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its Fund securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option. Additionally, investments in futures contracts and options involve the risk that the investment advisers will incorrectly predict stock market and interest rate trends.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

     FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. Each Fund is required for Federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A Fund may be required to defer the recognition of losses on futures contracts to the extent of any unrecognized gains on related positions held by the Fund.

     In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or foreign currencies, or other income derived with respect to the Funds' business of investing in securities or currencies. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.

     A Fund will distribute to shareholders annually any net capital gains which have been recognized for Federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised on the nature of the transactions.


     REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with commercial banks, brokers, or dealers either for defensive purposes due to market conditions or to generate income from its excess cash balances. A repurchase agreement is an agreement under which a Fund acquires a fixed-income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker, or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan by the Fund collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the Funds' board of trustees will monitor each Fund's repurchase agreement transactions generally and will establish guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with any Fund.

     The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the advisers acknowledge these risks, it is expected that they can be controlled through careful monitoring procedures.

     ILLIQUID SECURITIES. A Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on the Fund's books.

     A Fund may invest in restricted, privately placed securities that, under the Commission's rules, may be sold only to qualified institutional buyers.
Because these securities can be resold only to qualified institutional buyers, they may be considered illiquid securities--meaning that they could be difficult for the Fund to convert to cash if needed.

     If a substantial market develops for a restricted security held by a Fund, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the Fund's board of trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the Securities Act of 1933 (the 1933
Act). While a Fund's investment adviser determines the liquidity of restricted securities on a daily basis, the board oversees and retains ultimate responsibility for the adviser's decisions. Several factors that the board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, and the availability of information about the security's issuer.

     LENDING OF SECURITIES. A Fund may lend its securities on a short-term or long-term basis to qualified institutional investors (typically brokers, dealers, banks or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its securities, a Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The terms and the structure and the aggregate amount of such loans must be consistent with the 1940 Act, and the Rules and regulations or interpretations of the Commission thereunder. These provisions limit the amount of securities a fund may lend to 33 1/3% of the Fund's total assets, and require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan which may include the Fund's investing any cash collateral in interest bearing short-term investments, any distribution on the loaned securities and any increase in their market value. Loan arrangements made by any Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the credit-worthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Funds' board of trustees.

     At the present time, the staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees. In addition, voting rights pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

     VANGUARD INTERFUND LENDING PROGRAM. The Commission has issued an exemptive order permitting the Funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The boards of trustees of the Vanguard funds are responsible for ensuring that the interfund lending program operates in compliance with all conditions of the Commission's exemptive order.

     TEMPORARY INVESTMENTS. The Funds may take temporary defensive measures that are inconsistent with the Funds' normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political, or other conditions. Such measures could include investments in (a) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit; (b) shares of other investment companies which have investment objectives consistent with those of the Fund; (c) repurchase agreements involving any such securities; and
(d) other money market instruments. There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, the Funds may fail to achieve their investment objectives.

                       FUNDAMENTAL INVESTMENT LIMITATIONS
Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the affected Fund's shares. For these purposes, a "majority" of shares means shares representing the lesser of: (i) 67% or more of the shares voted, so long as more than 50% of the Fund's outstanding shares are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding shares.

     BORROWING. Each Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 15% of the Fund's net assets. A Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. A Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.

     COMMODITIES. Each Fund may not invest in commodities, except that each may invest in forward foreign currency exchange transactions, futures contracts, options and options on futures contracts. No more than 5% of the Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of the Fund's total assets may be invested in futures contracts or options at any one time.

     DIVERSIFICATION. With respect to 75% of its total assets, each Fund may not: (i) purchase more than 10% of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.

     ILLIQUID SECURITIES. Each Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

     INDUSTRY CONCENTRATION. Each Fund may not invest more than 25% of its total assets in any one industry.

     INVESTING FOR CONTROL. Each Fund may not invest in a company for purposes of controlling its management.

     INVESTMENT COMPANIES. Each Fund may not invest in any other investment company, except through a merger, consolidation or acquisition of assets, or to the extent permitted by Section 12 of the 1940 Act. Investment companies whose shares the Fund acquires pursuant to Section 12 must have investment objectives and investment policies consistent with those of the Fund.

     LOANS. Each Fund may not lend money to any person except by purchasing fixed income securities by entering into repurchase agreements, by lending its portfolio securities, or through Vanguard's interfund lending program.

     MARGIN. Each Fund may not purchase securities on margin or (with the exception of Capital Opportunity Fund) sell securities short, except as permitted by the Fund's investment policies relating to commodities.

     PLEDGING ASSETS. Each Fund may not pledge, mortgage or hypothecate more than 15% of its net assets.

     REAL ESTATE. Each Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate and bonds secured by real estate.

     SENIOR SECURITIES. Each Fund may not issue senior securities, except in compliance with the 1940 Act, and provided that Capital Opportunity Fund may sell securities short.

     UNDERWRITING. Each Fund may not engage in the business of underwriting securities issued by other persons. A Fund will not be considered an underwriter when disposing of its investment securities.

     PUTS AND CALLS. Each Fund may not purchase put options or call options except as set forth in "Commodities" above and as provided in each Fund's prospectus.

     None of these limitations prevents a Fund from participating in The Vanguard Group (Vanguard). Because the Funds are members of the Group, each Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirement. See "Management of the Funds" for more information.

     Unless otherwise stated, each of the above percentage limitations applies at the time of investment. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.

                              MANAGEMENT OF THE FUNDS

THE VANGUARD GROUP
Each Fund is a member of The Vanguard Group of Investment Companies which consists of more than 100 funds. Through their jointly-owned subsidiary, The Vanguard Group, Inc. (Vanguard), the Funds and the other funds in The Vanguard Group obtain at cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard funds.

     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services, furnishings, and equipment. Each fund pays its share of Vanguard's total expenses which are allocated among the funds under methods approved by the board of trustees of each fund. In addition, each fund bears its own direct expenses such as legal, auditing, and custodian  fees.  In order to generate  additional  revenues  for  Vanguard  and thereby reduce the funds' expenses, Vanguard also provides certain administrative services to other organizations.

     The funds' officers are also officers and employees of Vanguard. No officer or employee owns, or is permitted to own, any securities of any external adviser for the funds.


     Vanguard, Vanguard Marketing Corporation, the funds advisers, and the Funds have adopted Codes of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the funds (access persons) from profiting from that information. The Codes permits access persons to invest in securities for their own accounts, including securities that may be held by a fund, but places substantive and procedural restrictions on their trading activities. For example, the Codes require that access persons of the funds receive advance approval for every securities trade to ensure that there is no conflict with the trading activities of the funds.

     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement which was approved by the shareholders of each of the funds. The amounts which each of the funds have invested are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard's capital. At October 31, 2001, each Fund had contributed capital to Vanguard representing 0.02% of each Fund's net assets. The total amount contributed by the Funds was $1,013,000, which represented 102% of Vanguard's capitalization. The Amended and Restated Funds' Service Agreement provides as follows: (a) each Vanguard fund may be called upon to invest up to 0.40% of its current assets in Vanguard, and (b) there is no other limitation on the dollar amount each Vanguard fund may contribute to Vanguard's capitalization.


     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the Vanguard funds by third parties.


     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of Vanguard, provides all distribution and marketing activities for the funds in The Group. The principal distribution expenses are for advertising, promotional materials, and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies which will become members of The Vanguard Group. The trustees review and approve the amount to be spent annually on distribution activities and the manner and amount to be spent on each fund. The trustees also determine whether to organize new investment companies.


     One half of the distribution expenses of a marketing and promotional nature are allocated among the Vanguard funds based upon their relative net assets. The remaining one half of these expenses is allocated among the Vanguard funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a Group. Provided, however, that no fund's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of the average distribution expense rate for The Vanguard Group, and that no Fund shall incur annual distribution expenses in excess of 0.20 of 1% of its average month-end net assets.


     During the fiscal years ended October 31, 1999, 2000, and 2001, the Funds incurred the following approximate amounts of The Vanguard Group's management and administrative (including transfer agency), distribution, and marketing expenses.

--------------------------------------------------------------------------------
    FUND                                       1999          2000          2001
--------------------------------------------------------------------------------
    Strategic Equity Fund. . . . . .      $1,787,000    $2,709,000    $3,560,000
    Capital Opportunity Fund. . . . .      1,829,000    16,019,000    18,354,000
    Global Equity Fund. . . . . . . .        558,000       497,000       599,000
--------------------------------------------------------------------------------

     INVESTMENT ADVISORY SERVICES. Vanguard also provides investment advisory services to several Vanguard funds including Vanguard Strategic Equity Fund. These services are provided on an at-cost basis from a money management staff employed directly by Vanguard.

OFFICERS AND TRUSTEES
The officers of the Funds manage the day-to-day operations of the Funds under the direction of the Funds' board of trustees. The trustees set broad policies for the Funds and choose the Funds officers. Each trustee serves a Fund until its termination; until the trustee's retirement, resignation, or death; or as otherwise specified in the Trust's organizational documents. Any trustee may be removed at a meeting of shareholders by a vote representing two-thirds of the total net asset value of all shares of the Funds. Each trustee also serves as a director of The Vanguard Group, Inc.

     The following chart shows information for each trustee and executive officer of the Funds. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

                                                                                                                           NUMBER OF
                                                                                                                      VANGUARD FUNDS
                             POSITION(S) HELD         TRUSTEE/OFFICER        PRINCIPAL OCCUPATION(S) DURING              OVERSEEN BY
NAME, DATE OF BIRTH          WITH FUND                SINCE                  THE PAST FIVE YEARS                     TRUSTEE/OFFICER
------------------------------------------------------------------------------------------------------------------------------------
John J. Brennan*             Chairman of the          May, 1987              Chairman of the Board, Chief Executive              106
(July 29, 1954)              Board, Chief                                    Officer, and Director(Trustee) of The
                             Executive Officer                               Vanguard Group, Inc. and each of the
                             and Trustee                                     investment companies served by The
                                                                             Vanguard Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------
Charles D. Ellis             Trustee                  January, 2001          The Partners of '63 (pro bono ventures in           106
(October 23, 1937)                                                           education); Senior Advisor to Greenwich
                                                                             Associates (international business strategy
                                                                             consulting); Successor Trustee of Yale
                                                                             University; Overseer of the Stern School of
                                                                             Business at New York University; Trustee
                                                                             of the Whitehead Institute for
                                                                             Biomedical Research.

Rajiv L. Gupta               Trustee                 December, 2001          Chairman and Chief Executive Officer                 84
(December 23, 1945)                                                          (since October, 1999), Vice Chairman
                                                                             (January-September 1999), Vice
                                                                             President (prior to September, 1999) of
                                                                             Rohm and Haas Co. (chemicals); Director
                                                                             of Technitrol, Inc. (electronic components)
                                                                             and AgereSystems (communication
                                                                             components); Board Member of
                                                                             American Chemistry Council; Trustee of
                                                                             Drexel University.

JoAnn Heffernan Heisen       Trustee                  July, 1998             Vice President, Chief Information Officer, and      106
(January 25, 1950)                                                           Member of the Executive Committee of
                                                                             Johnson & Johnson (pharmaceuticals/
                                                                             consumer products); Director of the Medical
                                                                             Center at Princeton and Women's Research
                                                                             and Education Institute.

Burton G. Malkiel            Trustee                  May, 1977              Chemical Bank Chairman's Professor of               104
(August 28, 1932)                                                            Economics, Princeton University; Director of
                                                                             Prudential Insurance Co. of America,  BKF
                                                                             Capital (investment management), The Jeffrey
                                                                             Co. (holding company), and NeuVis, Inc.
                                                                             (software company).

Alfred M. Rankin, Jr.        Trustee                  January, 1993          Chairman, President, Chief Executive                106
(October 8, 1941)                                                            Officer, and Director of NACCO Industries,
                                                                             Inc. (forklift trucks/housewares/lignite);
                                                                             Director of Goodrich Corporation
                                                                             (industrial products/aircraft systems and
                                                                             services).  Director of the Standard
                                                                             Products Company (a supplier for the
                                                                             automotive industry) until 1998.

J. Lawrence Wilson           Trustee                  April, 1985            Retired Chairman and Chief Executive                106
(March 2, 1936)                                                              Officer of Rohm and Haas Co. (chemicals);
                                                                             Director of Cummins Inc. (diesel engines),
                                                                             The Mead Corp. (paper products),
                                                                             and AmerisourceBergen Corp.
                                                                             (pharmaceutical distribution); Trustee of
                                                                             Vanderbilt University.


                                                                                                                           NUMBER OF
                                                                                                                      VANGUARD FUNDS
                             POSITION(S) HELD         TRUSTEE/OFFICER        PRINCIPAL OCCUPATION(S) DURING              OVERSEEN BY
NAME, DATE OF BIRTH          WITH FUND                SINCE                  THE PAST FIVE YEARS                     TRUSTEE/OFFICER
------------------------------------------------------------------------------------------------------------------------------------
 EXECUTIVE OFFICERS
------------------
R. Gregory Barton*           Secretary                June, 2001             Managing Director and General Counsel               106
(April 25, 1951)                                                             of The Vanguard Group, Inc. (since
                                                                             September, 1997); Secretary of The
                                                                             Vanguard Group, Inc. and of each of the
                                                                             investment companies served by The
                                                                             Vanguard Group, Inc. (since June, 2001);
                                                                             Principal of The Vanguard Group, Inc.
                                                                             (prior to September, 1997).

Thomas J. Higgins*           Treasurer                July, 1998             Principal of The Vanguard Group, Inc.;              106
(May 21, 1957)                                                               Treasurer of each of the investment
                                                                             companies served by The Vanguard
                                                                             Group, Inc. (since July, 1998).

*Officers of the Funds are "Interested persons" as defined in the 1940 Act.

     Mr. Ellis is a Senior Advisor to Greenwich Associates, a firm that consults on business strategy to professional financial services organizations in markets around the world. A large number of financial service providers, including The Vanguard Group, Inc., subscribe to programs of research-based consulting. Vanguard has paid Greenwich subscription fees amounting to less than $200,000 since January 1, 1999. Vanguard's subscription rates are similar to those of other subscribers.

Board Committees: Each Funds board has the following committees:
o Audit Committee: This committee oversees the accounting and financial reporting policies, the systems of internal controls, and the independent audits of the Funds and The Vanguard Group, Inc. All independent trustees serve as members of the committee. The committee held three meetings during each Fund's last fiscal year.
o Compensation Committee: This committee oversees the compensation programs established by the Funds and The Vanguard Group, Inc., for the benefit of their employees, officers, and trustees/directors. All independent trustees serve as members of the committee. The committee held two meetings during each Fund's last fiscal year.
o Nominating Committee: This committee nominates candidates for election to the board of directors of The Vanguard Group, Inc., and the board of trustees of the Funds (collectively, the "Vanguard Boards"). The committee also has the authority to recommend the removal of any director or trustee from the Vanguard boards. All independent trustees serve as members of the committee. The committee held two meetings during each Fund's last fiscal year.

     The Nominating Committee will consider shareholder recommendations for trustee nominees. Shareholders may send recommendations to Mr. Wilson, Chairman of the Committee.

TRUSTEES' OWNERSHIP OF FUND SHARES
All trustees allocate their investments among the various Vanguard funds based on their own investment needs. The following table shows each trustee's ownership of shares of the Funds and of all Vanguard funds served by the trustee. As a group, the Fund's trustees and officers own less than 1% of the outstanding shares of each Fund.

                             VANGUARD HORIZON FUNDS
                                                DOLLAR RANGE OF   AGGREGATE DOLLAR RANGE
NAME OF FUND            NAME OF TRUSTEE           FUND SHARES     OF VANGUARD FUND SHARES
                                                OWNED BY TRUSTEE     OWNED BY TRUSTEE
--------------------------------------------------------------------------------------------
CAPITAL OPPORTUNITY FUND
                        John J. Brennan          Over $100,000         Over $100,000
                        Charles D. Ellis              None             Over $100,000
                        Rajiv L. Gupta                None             Over $100,000
                        JoAnn Heffernan Heisen   Over $100,000         Over $100,000
                        Burton G. Malkiel       $50,001-$100,000       Over $100,000
                        Alfred M. Rankin, Jr.         None             Over $100,000
                        J. Lawrence Wilson            None             Over $100,000

GLOBAL EQUITY FUND      John J. Brennan               None             Over $100,000
                        Charles D. Ellis              None             Over $100,000
                        Rajiv L. Gupta                None             Over $100,000
                        JoAnn Heffernan Heisen        None             Over $100,000
                        Burton G. Malkiel             None             Over $100,000
                        Alfred M. Rankin, Jr.         None             Over $100,000
                        J. Lawrence Wilson       Over $100,000         Over $100,000

STRATEGIC EQUITY FUND   John J. Brennan               None             Over $100,000
                        Charles D. Ellis              None             Over $100,000
                        Rajiv L. Gupta                None             Over $100,000
                        JoAnn Heffernan Heisen        None             Over $100,000
                        Burton G. Malkiel             None             Over $100,000
                        Alfred M. Rankin, Jr.         None             Over $100,000
                        J. Lawrence Wilson            None             Over $100,000


TRUSTEE COMPENSATION
The same individuals serve as trustees of all Vanguard funds (with three exceptions, which are noted in the table appearing on page B-14), and each fund pays a proportionate share of the trustees' compensation. The funds employ their officers on a shared basis, as well. However, officers are compensated by The Vanguard Group, Inc., not the funds.

     INDEPENDENT TRUSTEES. The funds compensate their independent trustees--that is, the ones who are not also officers of the fund--in three ways:
o The independent trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled board meetings.
o The independent trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.
o Upon retirement (after attaining age 65 and completing five years of service), the independent trustees who began their service prior to January 1, 2001, receive a retirement benefit under a separate account arrangement. As of January 1, 2001, the opening balance of each eligible trustee's separate account was generally equal to the net present value of the benefits he or she accrued under the trustees' former retirement plan. Each eligible trustee's separate account will be credited annually with interest at a rate of 7.5% until the trustee receives his or her final distribution. Those independent trustees who began their service on or after January 1, 2001, are not eligible to participate in the plan.

     "INTERESTED" TRUSTEE. Mr. Brennan serves as a trustee, but is not paid in this capacity. He is, however, paid in his role as officer of The Vanguard Group, Inc.

     COMPENSATION TABLE. The following table provides compensation details for each of the trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Funds for each trustee. In addition, the table shows the total amount of benefits that we expect each trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each trustee by all Vanguard funds.


                    VANGUARD HORIZON FUNDS COMPENSATION TABLE
                                           PENSION OR                                 TOTAL
                         AGGREGATE         RETIREMENT                             COMPENSATION
                        COMPENSATION    BENEFITS ACCRUED                        FROM ALL VANGUARD
                         FROM THESE     AS PART OF THESE     ESTIMATED ANNUAL     FUNDS PAID TO
                            FUNDS        FUNDS' EXPENSES       BENEFITS UPON          TRUSTEES
  NAMES OF TRUSTEES         (1)               (1)               RETIREMENT             (2)
-------------------------------------------------------------------------------------------------
John J. Brennan             None             None                  None             $104,000
Charles D. Ellis(3          $972             None                  None                 None
Rajiv L. Gupta(4)            N/A              N/A                   N/A                  N/A
JoAnn Heffernan Heisen     1,197             $136               $23,607             $104,000
Bruce K. MacLaury(5)       1,253              119                78,176               99,000
Burton G. Malkiel          1,203              119                90,680              104,000
Alfred M. Rankin, Jr.      1,197               79                46,267              104,000
James O. Welch, Jr.(5)     1,197              144                97,720              104,000
J. Lawrence Wilson         1,371               54                67,000              119,000
-------------------------------------------------------------------------------------------------

(1) The amounts shown in this column are based on the Funds' fiscal year ended October 31, 2001.
(2) The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 106 Vanguard funds (104 in the case of Mr. Malkiel; 86 in the case of Mr. MacLaury; and 84 in the case of Mr. Gupta) for the 2001 calendar year.
(3) Mr. Ellis joined the Funds' board, effective January 1, 2001.
(4) Mr. Gupta joined the Funds' board, effective December 31, 2001.
(5) Mr. MacLaury and Mr. Welch retired from the Funds' board, effective December 31, 2001.

                          INVESTMENT ADVISORY SERVICES
     INVESTMENT ADVISORY AGREEMENT WITH MARATHON ASSET MANAGEMENT LIMITED. The Global Equity Fund is managed by Marathon Asset Management Limited (Marathon), Orion House, 5 Upper St. Martin's Lane, London England under the terms of an advisory agreement. Marathon discharges its responsibilities subject to the supervision and oversight of the officers and trustees of the Fund.


     The Global Equity Fund pays Marathon a basic advisory fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the average month-end assets of the Fund for the quarter:

--------------------------------------------------------------------------------
            NET ASSETS                                      RATE
--------------------------------------------------------------------------------
            First $100 million. . . . . . . . .             0.45%
            Next $150 million. . . . . . . . . .            0.40%
            Over $250 million. . . . . . . . . .            0.25%
--------------------------------------------------------------------------------

     The basic advisory fee may be increased or decreased by applying an adjustment formula based on the investment performance of the Fund relative to that of the Morgan Stanley Capital International (MSCI) All Country World Index over the 36 months preceding the end of the quarter for which the fee is being computed. The following table sets forth the incentive/penalty adjustment to the basic advisory fee payable by the Fund to Marathon under the investment advisory agreement. The adjustments to the fee change proportionately with performance relative to the Index.

--------------------------------------------------------------------------------
            CUMULATIVE 36-MONTH NET PERFORMANCE                  PERFORMANCE FEE
            VS. THE MSCI ALL COUNTRY WORLD INDEX                     ADJUSTMENT*
--------------------------------------------------------------------------------
            Exceeds by 3% or less. . . . . .                 -0.50 X Basic Fee
            Exceeds by more than 3% up to 6%.                -0.25 X Basic Fee
            Exceeds by 6% through 9%. . . . .                    0 X Basic Fee
            Exceeds by more than 9% but less than 12%. . . . +0.25 X Basic Fee
            Exceeds by 12% or more. . . . . .                +0.50 X Basic Fee
--------------------------------------------------------------------------------

* For purposes of this calculation, the Basic Fee is determined using the Fund's average net assets over the same time period for which performance is measured.


     During the fiscal years ended October 31, 1999, 2000, and 2001 the Fund paid advisory fees of $602,000 before a decrease of $268,000 based on performance, $650,000 before a decrease of $320,000 based on performance, and $631,000 with an increase of $192,000, based on performance, respectively.

     Related Information Concerning Marathon. Marathon, a limited company, provides investment advisory services to employee benefit plans, investment companies and other institutions. Marathon is wholly owned by M.A.M. Investments Limited. M.A.M. Investments Limited is wholly owned by the directors and officers of Marathon.

     INVESTMENT ADVISORY AGREEMENT WITH PRIMECAP. PRIMECAP Management Company (PRIMECAP) serves as investment adviser to the Capital Opportunity Fund under an investment advisory agreement to manage the investment and reinvestment of the assets of the Fund and to continuously review, supervise, and administer the Fund's investment program. PRIMECAP discharges its responsibilities subject to the supervision and oversight of the officers and trustees of the Fund.


     The Fund pays PRIMECAP an advisory fee at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the following annual percentage rates, to the Fund's average month-end net assets for the quarter:

--------------------------------------------------------------------------------
            NET ASSETS                                      RATE
--------------------------------------------------------------------------------
            First $50 million. . . . . . . . . .            .500%
            Next $200 million. . . . . . . . . .            .450%
            Next $250 million. . . . . . . . . .            .375%
            Next $1,750 million. . . . . . . . .            .250%
            Next $2,750 million. . . . . . . . .            .200%
            Next $5,000 million. . . . . . . . .            .175%
            Over $10,000 million. . . . . . . .             .150%
--------------------------------------------------------------------------------


     During the fiscal year ended October 31, 1998, the Fund paid PRIMECAP $463,000 before a decrease of $58,000 based on performance. During the fiscal years ended October 31, 1999, 2000, and 2001, the Fund paid PRIMECAP advisory fees of $2,062,000, $11,224,000, and $12,087,000, respectively.


     Related Information Concerning PRIMECAP. PRIMECAP is a California corporation whose outstanding shares are owned by its directors and officers. The directors of the corporation and the offices they currently hold are: Howard Bernard Schow, Chairman; Mitchell John Milias, Vice Chairman; and Theofanis Anastasios Kolokotrones, President.


     INVESTMENT ADVISORY SERVICES PROVIDED BY THE VANGUARD GROUP. An experienced investment management staff employed directly by Vanguard provides investment advisory services to Vanguard Strategic Equity Fund on an at-cost basis. During the fiscal years ended October 31, 1999, 2000, and 2001, the Fund incurred expenses for investment advisory services of approximately $511,000, $414,000, and $525,000, respectively.

     DURATION AND TERMINATION OF INVESTMENT ADVISORY AGREEMENTS. Each Fund's current agreement with each adviser is renewable for successive one-year periods, only if (1) each renewal is specifically approved by a vote of the Fund's board of trustees, including the affirmative votes of a majority of the trustees who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of considering such approval or (2) each renewal is specifically approved by a vote of a majority of the Fund's outstanding voting securities. An agreement is automatically terminated if assigned, and may be terminated by a Fund without penalty, at any time, (1) by vote of the board of trustees of the Fund on sixty (60) days' written notice to an adviser, (2) by a vote of a majority of the Fund's outstanding voting securities, or (3) by the adviser upon ninety (90) days' written notice to the Fund.



BOARD REVIEW OF INVESTMENT ADVISORY ARRANGEMENTS
Each fund's board of trustees is responsible for overseeing the performance of the fund's investment advisers and determining whether to approve and renew the fund's investment advisory arrangements. The board has a standing request that Vanguard and the advisers provide the board with certain information the board has deemed important to evaluating the short- and long-term performance of the advisers. This information includes a monthly fund performance analysis and status report from Vanguard and quarterly self-evaluations by the advisers. Vanguard also provides the board with written analyses of each adviser's performance on a periodic basis. Each fund's portfolio managers meet with the board from time to time to discuss the management and performance of the fund and respond to the board's questions concerning the performance of the advisers.

     When the board considers whether to renew an investment advisory contract, the board takes into account numerous factors, including:
o    The nature, extent and quality of the services provided by the adviser.
o    Investment performance of the fund's assets managed by the adviser.
o    The fair market value of the services provided by the adviser.
o A comparative analysis of expense ratios of, and advisory fees paid by, similar funds.
o The extent to which the adviser has realized or will realize economies of scale as the fund grows.
o Other sources of revenue to the adviser or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant.
o The adviser's control of the operating expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

     The primary factors underlying the board's determination to renew each fund's advisory agreements were as follows:

                       VANGUARD CAPITAL OPPORTUNITY FUND
PRIMECAP MANAGEMENT COMPANY:
The board determined that the performance results of the Fund were reasonable, as compared with relevant performance standards, including the average multi-cap growth fund (derived from data provided by Lipper Inc.) and other appropriate market indexes.
o The board assessed that the advisory fee paid by the Fund was reasonable based on the average advisory fee for the Fund's Lipper peer group. The board also took into account the nature of the fee arrangements which include breakpoints that will adjust the fee downward as the size of the adviser's portfolio increases.
o The board evaluated the adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the Fund on both a short- and long-term basis. The board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgement, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreement with PRIMECAP.

                            VANGUARD GLOBAL EQUITY FUND
MARATHON ASSET MANAGEMENT LIMITED:
The board determined that the performance results for the Fund were reasonable, as compared with relevant performance standards, including: (a) the Morgan Stanley Capital International All Country World Index; (b) the average global fund (derived from data provided by Lipper Inc.); and (c) other appropriate market indexes.
o The board assessed that the advisory fee paid by the Fund was reasonable based on the average advisory fee for the Fund's Lipper peer group. The board also took into account the nature of the fee arrangements which include breakpoints that will adjust the fee downward as the size of the Fund increases and a performance adjustment that is designed to benefit shareholders by aligning the adviser's fee with the investment returns delivered to shareholders.
o The board evaluated the adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the Fund on both a short- and long-term basis. The board considered whether the Fund should obtain alternative portfolio management services and concluded that, under all the circumstances and based on its informed business judgement, the most appropriate course of action in the best interest of the Fund's shareholders was to renew the agreement with Marathon.

                         VANGUARD STRATEGIC EQUITY FUND
THE VANGUARD GROUP:
When the board considers whether Vanguard should continue providing internalized investment managment services at-cost to the Fund, the board takes into account numerous factors, including:
o    The nature, extent and quality of the services provided.
o    The investment performance of the Fund's assets.
o    The fair market value of the services provided.
o A comparative analysis of expense ratios of, and advisory fees paid by, similar funds.
o Vanguard's control of the operating expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the Fund are conducted and brokers are selected.

     Vanguard has adopted specific policies regarding the advisers' selection of brokers. For additional information, please see the Portfolio Transactions section of this Statement of Additional Information.



                             PORTFOLIO TRANSACTIONS
The investment advisory agreements with Marathon, PRIMECAP, and Vanguard authorize each investment adviser (with the approval of the Funds' board of trustees) to select the brokers or dealers that will execute the purchases and sales of securities for the Fund that it manages and directs each investment adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Fund. Each investment adviser has undertaken to execute each investment transaction at a price and commission which provides the most favorable total cost or proceeds reasonably obtainable under the circumstances.

     In placing portfolio transactions, each adviser will use its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain the best available price and most favorable execution. The full range and quality of brokerage services available will be considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration may be given to those brokers which supply investment research and statistical information, and provide other services in addition to execution services to the Fund and/or the investment adviser. Each investment adviser considers the investment services it receives useful in the performance of its obligations under the agreement but is unable to determine the amount by which such services may reduce its expenses.

     The investment advisory agreements also incorporate the concepts of Section 28(e) of the Securities Exchange Act of 1934 by providing that, subject to the approval of the Funds' board of trustees, each investment adviser may cause a Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction; provided that such commission is deemed reasonable in terms of either that particular transaction or the overall responsibilities of the investment adviser to the Fund and the other funds in the Group.

     Currently, it is each Fund's policy that its investment adviser may at times pay higher commissions in recognition of brokerage services felt necessary for the achievement of better execution of certain securities transactions that otherwise might not be available. An investment adviser will only pay such higher commissions if it believes this to be in the best interest of the Fund. Some brokers or dealers who may receive such higher commissions in recognition of brokerage services related to execution of securities transactions are also providers of research information to the investment adviser and/or the Fund. However, the investment advisers have informed the Funds that they generally will not pay higher commission rates specifically for the purpose of obtaining research services.


     During the fiscal years ended October 31, 1999, 2000, and 2001, the Funds paid the following amounts in brokerage commissions.

--------------------------------------------------------------------------------
FUND                                         1999          2000            2001
--------------------------------------------------------------------------------
Vanguard Strategic Equity Fund           $475,000        $682,000      $951,000
Vanguard Capital Opportunity Fund         997,000       4,498,000     3,073,000
Vanguard Global Equity Fund               232,000         210,000       190,000
--------------------------------------------------------------------------------

     Some securities that are considered for investment by the Funds may also be appropriate for other Vanguard funds or for other clients served by the investment advisers. If such securities are compatible with the investment policies of the Funds and one or more of an adviser's other clients, and are considered for purchase or sale at or about the same time, then transactions in such securities will be aggregated by the adviser and the purchased securities or sale proceeds will be allocated among participating Vanguard funds and the other participating clients of an adviser in a manner deemed equitable by the adviser. Although there may be no specified formula for allocating such transactions, the allocation methods used, and the results of such allocations, will be subject to periodic review by the Funds' board of trustees.

                             YIELD AND TOTAL RETURN
The yield of each Fund for the 30-day period ended October 31, 2001, is set forth below. Yields are calculated monthly.

--------------------------------------------------------------------------------
            Vanguard Strategic Equity Fund. . .            0.14%
            Vanguard Capital Opportunity Fund.             1.05%
            Vanguard Global Equity Fund. . . .              N/A
--------------------------------------------------------------------------------

     Each Fund's average annual total returns (both before and after taxes) for the one-, five-year, and since inception periods ended October 31, 2001, are set forth below:

--------------------------------------------------------------------------------
VANGUARD STRATEGIC EQUITY FUND        1 YEAR ENDED  5 YEARS ENDED      SINCE
------------------------------          10/31/2001     10/31/2001  INCEPTION*
Return Before Taxes                         -6.48%         10.39%      12.31%
Return After Taxes on Distributions        -11.70           7.66       10.01
Return After Taxes on Distributions
 and Sale of Fund Shares                    -2.17           7.39        9.30

--------------------------------------------------------------------------------
VANGUARD CAPITAL OPPORTUNITY FUND     1 YEAR ENDED  5 YEARS ENDED      SINCE
---------------------------------       10/31/2001     10/31/2001  INCEPTION*
Return Before Taxes                        -26.42%         18.24%      15.87%
Return After Taxes on Distributions        -28.22          16.86       14.76
Return After Taxes on Distributions
 and Sale of Fund Shares                   -15.39          14.77       12.98

VANGUARD GLOBAL EQUITY FUND           1 YEAR ENDED  5 YEARS ENDED      SINCE
---------------------------             10/31/2001     10/31/2001  INCEPTION*
Return Before Taxes                         -7.72%          6.48%       7.97%
Return After Taxes on Distributions        -10.23           4.48        6.29
Return After Taxes on Distributions
 and Sale of Fund Shares                    -3.20           4.70        6.06

* Performance measurement begins with commencement of investment operations on August 14, 1995.


AVERAGE ANNUAL TOTAL RETURN
Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years or the life of the fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in fund shares. Average annual total returns are quoted to the nearest hundredth of one percent.

AVERAGE ANNUAL TOTAL RETURN (BEFORE TAXES)
Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                              T = (ERV/P)/1/N/ - 1

   Where:

          T    = average annual total return
          P    = a hypothetical initial investment of $1,000
          n    = number of years
          ERV  = ending  redeemable  value of a hypothetical  $1,000  investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, and 10-year periods (or fraction portion thereof)

Instructions:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.
2. Assume all distributions by the fund are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period. Adjustments may be made for subsequent re-characterizations of distributions.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.
4. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)
We calculate a fund's average annual total return (after taxes on distributions) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                            T = (ATV\\D\\/P)/1/N/ - 1
Where:
     T    = average annual total return (after taxes on distributions)
     P    = a hypothetical initial investment of $1,000
     n    = number of years
     ATV\\D\\ = ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption

Instructions:
1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.
2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.
3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.
4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains. Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.
5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus. Assume that the redemption has no tax consequences.


AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)
We calculate a fund's average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                           T = (ATV\\DR\\/P)/1/N/ - 1
Where:
     T    = average  annual  total  return  (after  taxes on  distributions  and redemption)
     P    = a hypothetical initial investment of $1,000
     n    = number of years
     ATV\\DR\\ = ending value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions and redemption

Instructions:
1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.
2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.
3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.
4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). For periods after December 31, 1997, the federal marginal tax rates used for the calculations are 39.6% for ordinary income and short-term capital gains and 20% for long-term capital gains. Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.
5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.
6. Determine the ending value by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

     (a) Calculate the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges as specified by Instruction 5).
     (b) The fund should separately track the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, include the distribution net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis should be adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.
     (c) The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption should be separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The fund should not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character should be determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.
     (d) Calculate the capital gains taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law should be used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. Assume that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.


CUMULATIVE TOTAL RETURN
Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):
                                 C = (ERV/P) - 1
   Where:
          C = cumulative total return
          P = a hypothetical initial investment of $1,000
          ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

SEC YIELDS
Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:
                          YIELD = 2[((A-B)/CD+1)/6/ - 1]
  Where:
          a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period



                                  SHARE PRICE
Each fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets attributed to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.


                               PURCHASE OF SHARES
Each Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Funds, and (iii) to reduce or waive the minimum investment for or any other restrictions on initial and subsequent investments as well as redemption fees for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of the Fund's shares.


                              REDEMPTION OF SHARES
Each Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the Exchange is closed, or trading on the Exchange is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

     Each Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.

     As described in their prospectuses, the Capital Opportunity and Global Equity Funds assess fees on shares redeemed under certain circumstances. Currently, redemption fees do not apply to shares held through Vanguard's separate recordkeeping system for employee benefit plan accounts, due to certain economies associated with these accounts. However, the Funds reserve the right to impose redemption fees at any time on shares held in these accounts, if warranted by the costs of processing redemptions.

     We will always redeem your oldest shares first. In addition, in the event that you transfer your shares to a different account registration, or convert them to a different share class, the shares will retain their redemption fee status. If you transfer or convert less than 100% of your account, we will carry over the redemption fee status of your shares on a proportionate basis.

     For example, assume that John and Mary Doe hold 200 Fund shares in a jointly registered account, with 150 shares (75% of the total shares) currently subject to the redemption fee, and 50 shares (25% of the total shares) currently exempt from the redemption fee. If the Does transfer 50 of their 200 shares to an account registered in one of their individual names, 25% of the transferred shares (or, 12.5 shares) will be exempt from the redemption fee, and 75% of the transferred shares (or, 37.5 shares) will continue to be subject to the redemption fee. Following the share transfer, the jointly registered account will hold 150 shares, with 25% of those shares (or, 37.5 shares) exempt from the redemption fee, and 75% of those shares (or, 112.5 shares) still subject to the redemption fee. This same procedure would apply if, rather than transferring shares to a different account registration, the Does were to convert a portion of their shares to a different share class.

     All shares become exempt from the redemption fee based on their initial purchase date, regardless of whether such shares are subsequently transferred to a different account registration or converted to a different share class.

     From time to time, the Fund may waive or modify redemption transaction fees for certain categories of investors.

                              FINANCIAL STATEMENTS
Each Fund's Financial Statements as of and for the year ended October 31, 2001, including the financial highlights for the periods through October 31, 2001, appearing in each Fund's 2001 Annual Report to Shareholders, and the report thereon by PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information.



     For a more complete discussion of the performance, please see each Fund's Annual and Semiannual Report to Shareholders, which may be obtained without charge.

                              COMPARATIVE INDEXES
Each of the investment company members of The Vanguard Group, including Vanguard Horizon Funds, may, from time to time, use one or more of the following unmanaged indexes for comparative performance purposes.

STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX--includes stocks selected by Standard & Poor's Index Committee to include leading companies in leading industries and to reflect the U.S. stock market.

STANDARD & POOR'S MIDCAP 400 INDEX--is composed of 400 medium sized domestic stocks.

STANDARD & POOR'S MIDCAP 400/BARRA GROWTH INDEX--contains stocks of the S&P MidCap 400 Index which have a higher than average price-to-book ratio.

STANDARD & POOR'S SMALL CAP 600/BARRA VALUE INDEX--contains stocks of the S&P SmallCap 600 Index which have a lower than average price-to-book ratio.

STANDARD & POOR'S SMALL CAP 600/BARRA GROWTH INDEX--contains stocks of the S&P SmallCap 600 Index which have a higher than average price-to-book ratio.

RUSSELL 1000 VALUE INDEX--consists of the stocks in the Russell 1000 Index (comprising the 1,000 largest U.S.-based companies measured by total market capitalization) with the lowest price-to-book ratios, comprising 50% of the market capitalization of the Russell 1000.


WILSHIRE 5000 TOTAL MARKET INDEX--consists of approximately 6,100 common equity securities, covering all stocks in the U.S. for which daily pricing is available.


WILSHIRE 4500 COMPLETION INDEX--consists of all stocks in the Wilshire 5000 except for the 500 stocks in the Standard and Poor's 500 Index.


MORGAN STANLEY CAPITAL INTERNATIONAL EUROPEAN AUSTRALIA FAR EAST INDEX--is an arithmetic, market value-weighted average of the performance of over 900 securities listed on the stock exchanges of countries in Europe, Australia, Asia, and the Far East.


MORGAN STANLEY CAPITAL INTERNATIONAL ALL COUNTRY WORLD INDEX--is an arithmetic, market value-weighted average of the performance of over 2,427 securities listed on the stock exchanges of countries included in the EAFE Index, United States, Canada, and emerging Markets.

GLOBAL BALANCED INDEX--a fixed weighted index of global stocks, bonds and U.S. cash reserves, the component parts of which are derived from the adjusted capitalization weighted averages of individual currency adjusted local country indices.

MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX--an arithmetic, market value weighted average of the performance of over 1,460 securities listed on the stock exchanges of 23 countries.

SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX--a market capitalization weighted index consisting of government bond markets of 14 countries.

GOLDMAN SACHS 100 CONVERTIBLE BOND INDEX--currently includes 71 bonds and 29 preferreds. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

SALOMON BROTHERS GNMA INDEX--includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

SALOMON BROTHERS HIGH-GRADE CORPORATE BOND INDEX--consists of publicly issued, non-convertible corporate bonds rated Aa or Aaa. It is a value weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

LEHMAN BROTHERS LONG-TERM TREASURY BOND INDEX--is a market weighted index that contains individually priced U.S. Treasury securities with maturities of 10 years or greater.

MERRILL LYNCH CORPORATE & GOVERNMENT BOND INDEX--consists of over 4,500 U.S. Treasury, agency and investment grade corporate bonds.

LEHMAN BROTHERS CREDIT (BAA) BOND INDEX--all publicly offered fixed-rate, nonconvertible domestic corporate bonds rated Baa by Moody's, with a maturity longer than 1 year and with more than $100 million outstanding. This index includes over 1,500 issues.

LEHMAN BROTHERS LONG CREDIT BOND INDEX--is a subset of the Lehman Credit Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa, with at least $100 million principal outstanding and maturity greater than 10 years.

BOND BUYER MUNICIPAL BOND INDEX--is a yield index on current coupon high-grade general obligation municipal bonds.

STANDARD & POOR'S PREFERRED INDEX--is a yield index based upon the average yield for four high-grade, non-callable preferred stock issues.

NASDAQ INDUSTRIAL INDEX--is composed of more than 3,000 industrial issues. It is a value weighted index calculated on price change only and does not include income.

COMPOSITE  INDEX--70%  Standard  & Poor's  500 Index and 30%  NASDAQ  Industrial
Index.

COMPOSITE INDEX--65% Standard & Poor's 500 Index and 35% Lehman Brothers Long Credit A or Better Bond Index.


COMPOSITE INDEX--65% Lehman Brothers Long Credit A or Better Bond Index, 26% Standard & Poor's/Barra Value Index, 4.5% Standard & Poor's Utilities Index, and 4.5% Standard & Poor's Integrated Telecommunication Services Index).


LEHMAN  BROTHERS  LONG CREDIT A OR BETTER BOND  INDEX--consists  of all publicly
issued,  fixed  rate,  nonconvertible   investment  grade,   dollar-denominated,
SEC-registered corporate debt rated AA or AAA.

RUSSELL 2000 SMALL COMPANY STOCK INDEX--consists of the smallest 2,000 stocks within the Russell 3000; a widely-used benchmark for small capitalization common stocks.

LEHMAN BROTHERS AGGREGATE BOND INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, corporate, and mortgage pass-through securities corporate rated BBB- or better. The Index has a market value of over $5 trillion.

LEHMAN BROTHERS MUTUAL FUND SHORT (1-5) GOVERNMENT/CREDIT INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate investment grade bonds rated BBB- or better with maturities between one and five years. The index has a market value of over $1.6 trillion.

LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE (5-10) GOVERNMENT/CREDIT INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities between five and ten years. The index has a market value of over $800 billion.

LEHMAN BROTHERS LONG (10+) GOVERNMENT/CREDIT INDEX--is a market weighted index that contains individually priced U.S. Treasury, agency, and corporate securities rated BBB- or better with maturities greater than ten years. The index has a market value of over $1.1 trillion.

LIPPER BALANCED FUND AVERAGE--an industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER NON-GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of average non-government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER GOVERNMENT MONEY MARKET FUND AVERAGE--an industry benchmark of average government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER SMALL COMPANY GROWTH FUND AVERAGE--the average performance of small company growth funds as defined by Lipper Inc. Lipper defines a small company growth fund as a trust that by prospectus or fund practice, limits its investments to companies on the basis of the size of the company. From time to time, Vanguard may advertise using the average performance and/or the average expense ratio of the small company growth funds. (This fund category was first established in 1982. For years prior to 1982, the results of the Lipper Small Company Growth category were estimated using the returns of the funds that constituted the Group at its inception.)

LIPPER GENERAL EQUITY FUND AVERAGE--an industry benchmark of average general equity funds with similar investment objectives and policies, as measured by Lipper Inc.

LIPPER FIXED INCOME FUND AVERAGE--an industry benchmark of average fixed income funds with similar investment objectives and policies, as measured by Lipper Inc.

RUSSELL 3000 INDEX--consists of approximately the 3,000 largest stocks of U.S. domiciled companies commonly traded on the New York and American Stock Exchanges or the NASDAQ over-the-counter market, accounting for over 90% of the market value of publicly traded stocks in the U.S.

RUSSELL 2800 INDEX--consists of the Russell 3000 Index (the 3,000 largest U.S. stocks), minus the 200 largest stocks.

RUSSELL 2000(R) VALUE INDEX--composed of the 2,000 smallest securities in the Russell 3000 Index, representing approximately 7% of the Russell 3000 total market capitalization.

RUSSELL MIDCAP(TM) INDEX--composed of all medium and medium/small companies in the Russell 1000 Index.





                                                                   SAI069 022002

                                     PART C

                             VANGUARD HORIZON FUNDS
                               OTHER INFORMATION

ITEM 23. EXHIBITS
(a)    Declaration of Trust**
(b)    By-Laws**
(c) Reference is made to Articles III and V of the Registrant's Declaration of Trust
(d)    Investment Advisory Contract**
(e)    Not applicable
(f) Reference is made to the section entitled "Management of the Funds" in the Registrant's Statement of Additional Information
(g)    Custodian Agreements*
(h)    Amended and Restated Funds' Service Agreement**
(i)    Legal Opinion**
(j)    Consent of Independent Accountants*
(k)    Not Applicable
(l)    Not Applicable
(m)    Not Applicable
(n)    Rule 18f-3 Plan* *
(o)    Not Applicable
(p)    Codes of Ethics*
--------------------------------------------------------------------------------
  * Filed herewith.
 ** Filed previously.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Registrant is not controlled by or under common control with any person.

ITEM 25. INDEMNIFICATION
The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
Marathon Asset Management Limited (Marathon) is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the Advisers Act). The list required by this Item 26 of officers and directors of Marathon, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Marathon pursuant to the Advisers Act (SEC File No. 801-36717).

     PRIMECAP Management Company (PRIMECAP) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of PRIMECAP, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by PRIMECAP pursuant to the Advisers Act (SEC File No. 801-19765).

     The Vanguard Group, Inc. (Vanguard) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Vanguard, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801-11953).

ITEM 27. PRINCIPAL UNDERWRITERS
(a)    Not Applicable
(b)    Not Applicable
(c)    Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
The books, accounts, and other documents required to be maintained by Section 31
(a) of the Investment Company Act and the rules promulgated thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355; and the Registrant's Custodians, The Bank of New York, One Wall Street, New York, NY 10286 and, Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109.

ITEM 29. MANAGEMENT SERVICES
Other than as set forth under the description of The Vanguard Group in Part B of
this   Registration   Statement,   the   Registrant   is  not  a  party  to  any
management-related service contract.

ITEM 30. UNDERTAKINGS
Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 11th day of February, 2002.

                                             VANGUARD HORIZON FUNDS

                                   BY:_____________(signature)________________

                                   (HEIDI STAM) JOHN J. BRENNAN* CHAIRMAN AND
                                             CHIEF EXECUTIVE OFFICER


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

--------------------------------------------------------------------------------
SIGNATURE                           TITLE                           DATE
--------------------------------------------------------------------------------
By:/S/ JOHN J. BRENNAN         President, Chairman, Chief     February 11, 2002
   --------------------------- Executive Officer, and Trustee
       (Heidi Stam)
      John J. Brennan*


By:/S/ CHARLES D ELLIS         Trustee                        February 11, 2002
   ---------------------------
       (Heidi Stam)
     Charles D. Ellis*


By:/S/ JOANN HEFFERNAN HEISEN  Trustee                        February 11, 2002
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*


By:/S/ RAJIV L. GUPTA          Trustee                        February 11, 2002
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*


By:/S/ BURTON G. MALKIEL       Trustee                        February 11, 2002
   ---------------------------
       (Heidi Stam)
       Burton G. Malkiel*


By:/S/ ALFRED M. RANKIN, JR.   Trustee                        February 11, 2002
   ---------------------------
       (Heidi Stam)
     Alfred M. Rankin, Jr.*


By:/S/ J. LAWRENCE WILSON      Trustee                        February 11, 2002
   ---------------------------
       (Heidi Stam)
     J. Lawrence Wilson*


By:/S/ THOMAS J. HIGGINS       Treasurer and Principal        February 11, 2002
   --------------------------- Financial Officer and Principal
       (Heidi Stam)            Accounting Officer
      Thomas J. Higgins*



*By Power of Attorney. See File Number 33-32216, filed on January 29, 2002. Incorporated by Reference.

                                INDEX TO EXHIBITS

Consent of Independent Accountants. . . . . . . . . . . . . . . . . . . Ex-99.BJ

Code of Ethics. . . . . . . . . . . . . . . . . . . . . . . . . . . . . Ex-99.BP